1933 Act File No. 33-36729
                                   1940 Act File No. 811-6165

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       X

   Pre-Effective Amendment No.      ..............

   Post-Effective Amendment No.  22  .............       X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    X

   Amendment No.  21  ............................       X

                       MUNICIPAL SECURITIES INCOME TRUST

               (Exact Name of Registrant as Specified in Charter)

         Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                          John W. McGonigle, Esquire,
                           Federated Investors Tower,
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 -
 X  on March 4, 1997, pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i).
    75 days after filing pursuant to paragraph (a)(ii)
    on                   pursuant to paragraph (a)(ii) of Rule 485.
       -----------------

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

    filed the Notice required by that Rule on            ; or
 -                                            -----------
    intends to file the Notice required by that Rule on or about             ;
                                                                 ------------
   or
 X during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.

                                   Copies to:

Matthew G. Maloney, Esquire
Dickstein, Shapiro & Morin, L.L.P.
2101 L Street, N.W.
Washington, DC  20037


                             CROSS-REFERENCE SHEET

     This amendment to the Registration Statement of Municipal Securities Income Trust, which is comprised of five portfolios: (1) Federated Pennsylvania Municipal Income Fund (Class A Shares and Class B Shares), (2) Federated Ohio Municipal Income Fund (Class F Shares), (3) Federated Michigan Intermediate Municipal Trust, (4) Federated California Municipal Income Fund (Class F Shares), and (5) Federated New York Municipal Income Fund (Class F Shares), relates only to (1) Federated Pennsylvania Municipal Income Fund (Class A Shares and Class B Shares), and is comprised of the following:

PART A. INFORMATION REQUIRED IN A PROSPECTUS.

                                   Prospectus Heading
                                   (Rule 404(c) Cross Reference)

Item 1.   Cover Page...............(1-5) Cover Page.
Item 2.   Synopsis.................(1-5) Summary of Fund Expenses;
                                   (1-5) Financial Highlights*.
Item 3.   Condensed Financial
           Information.............(1-5) Performance Information.
Item 4.   General Description of
           Information ............(1-5) General Information; (1,3)
                                   Investment Information; (1-5) Investment
                                   Objective, (1-5) Investment Policies,
                                   (1-5) Investment Limitations; (1-5)
                                   Investment Risks; (1-5) Non-
                                   Diversification; (1) Pennsylvania
                                   Municipal Securities; (2) Ohio Municipal
                                   Securities; (3) Michigan Municipal
                                   Securities; (4) California Municipal
                                   Securities; (5) New York Municipal
                                   Securities.
Item 5.   Management of the Fund...(1-5) Municipal Securities Income Trust
                                   Information; (1-5) Management of
                                   Municipal Securities Income Trust; (1)
                                   Distribution of Shares; (3) Distribution
                                   of Fund Shares; (2,4,5) Distribution of
                                   Class F Shares; (1-5) Administration of
                                   the Fund.
Item 6.   Capital Stock and Other
           Securities..............(1-5) Dividends and Distributions; (1-5)
                                   Shareholder Information; (1-5) Voting
                                   Rights; (1-5) Tax Information; (1-5)
                                   Federal Income Tax; (1) Pennsylvania
                                   Taxes; (2) State of Ohio Income Taxes;
                                   (3) Michigan Taxes; (4) California
                                   Income Taxes; (5) New York Taxes; (1-5)
                                   State and Local Taxes.


*Not yet available for Class B Shares of Federated Pennsylvania Municipal Income Fund.


Item 7.   Purchase of Securities
           Being Offered...........(1-5) Net Asset Value; (1,3) Investing
                                   in the Fund; (2,4,5) Investing in Class
                                   F Shares; (1) How to Purchase Shares;
                                   Investing in Class A Shares; Investing
                                   in Class B Shares; (2-5) Share
                                   Purchases; (2-5) Minimum Investment
                                   Required; (2-5) What Shares Cost; (1-5)
                                   Eliminating/Reducing the Sales Charge;
                                   (1-5) Systematic Investment Program; (1-
                                   5) Certificates and Confirmations.
Item 8.   Redemption or Repurchase.(1) How to Redeem Shares; (3) Redeeming
                                   Shares; (2,4,5) Redeeming Class F
                                   Shares; (1-5) Through a Financial
                                   Institution; (1,3) Directly from the
                                   Fund; (2,4,5) Directly By Mail; (2-5)
                                   Receiving Payment; (1-5) Contingent
                                   Deferred Sales Charge; (1-5) Systematic
                                   Withdrawal Program; (1-5) Accounts with
                                   Low Balances; (1-5) Exchange Privilege;
                                   (1,3) Requirements for Exchange; (1,3)
                                   Tax Consequences; (1,3) Making an
                                   Exchange.
Item 9.   Pending Legal Proceedings     None.



PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.  Cover Page...............(1-5) Cover Page.
Item 11.  Table of Contents........(1-5) Table of Contents.
Item 12.  General Information and
           History.................(1-5) General Information About the
                                   Fund; (1-5) About Federated Investors.
Item 13.  Investment Objectives
           and Policies............(1-5) Investment Objectives and
                                   Policies.
Item 14.  Management of the Fund...(1-5) Municipal Securities Income Trust
                                   Management; (1-5) Custodian and
                                   Portfolio Accountant, Transfer Agent and
                                   Independent Auditors.
Item 15.  Control Persons and Principal
          Holders of Securities....Not Applicable.
Item 16.  Investment Advisory and Other
           Services................(1-5) Investment Advisory Services, (1-
                                   5) Fund Administration.
Item 17.  Brokerage Allocation.....(1-5) Brokerage Transactions.
Item 18.  Capital Stock and Other
           Securities..............Not Applicable.
Item 19.  Purchase, Redemption and
           Pricing of Securities
           Being Offered...........(2,4,5) Purchasing Class F Shares; (1,3)
                                   Purchasing Shares; (1-5) Determining Net
                                   Asset Value; (2,4,5) Redeeming Class F
                                   Shares; (1,3) Redeeming Shares;(2,4,5)
                                   Exchange Privilege.
Item 20.  Tax Status............. .(1-5) Tax Status.
Item 21.  Underwriters.............Not Applicable.
Item 22.  Calculation of Performance
           Data....................(1-5) Total Return; (1-5) Yield;
                                   (1-5) Tax-Equivalent Yield; (1-5)
                                   Performance Comparisons.
Item 23.Financial Statements       (1) Filed in Part A.





Federated Pennsylvania Municipal Income Fund
(formerly, Pennsylvania Municipal Income Fund)
(A Portfolio of Municipal Securities Income Trust)

Class A Shares
Class B Shares

Prospectus

The shares of Federated Pennsylvania Municipal Income Fund (the `Fund'') offered by this prospectus represent interests in a non-diversified portfolio of securities which is one of a series of investment portfolios in Municipal Securities Income Trust (the `Trust''), an open-end management investment company (a mutual fund). The investment objective of the Fund is to provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania. The Fund invests primarily in a portfolio of municipal securities which are exempt from federal regular income tax and Pennsylvania state and local income tax (`Pennsylvania Municipal Securities'). These securities include those issued by or on behalf of the Commonwealth of Pennsylvania and Pennsylvania municipalities, as well as those issued by states, territories and possessions of the United States which are exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania and Pennsylvania municipalities.
THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN CLASS A SHARES OR CLASS B SHARES INVOLVES INVESTMENT RISKS INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.
The Fund has also filed a Statement of Additional Information, dated March 4, 1997, with the Securities and Exchange Commission (`SEC''). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
Prospectus dated March 4, 1997



                               Table of Contents



Summary of Fund Expenses                            1
Financial Highlights-Class A Shares                 3
General Information                                 4
Investment Information                              4
 Investment Objective                               4
 Investment Policies                                4
 Pennsylvania Municipal Securities                  6
 Investment Risks                                   6
 Non-Diversification                                6
 Investment Limitations                             7
Expenses of the Fund                                7
Net Asset Value                                     7
Investing in the Fund                               8
 How to Purchase Shares                             8
 Investing in Class A Shares                        9
 Eliminating/Reducing the Sales Charges             9
 Investing in Class B Shares                       11
 Systematic Investment Program                     11
 Certificates and Confirmations                    11
 Dividends and Distributions                       11
Exchange Privilege                                 11
 Requirements for Exchange                         12
 Tax Consequences                                  12
 Making an Exchange                                12
 How to Redeem Shares                              12
 Through a Financial Institution                   13
 Directly from the Fund                            13
 Contingent Deferred Sales Charge                  13


 Elimination of Contingent Deferred
  Sales Charge                                     14
 Systematic Withdrawal Program                     15
 Accounts with Low Balances                        15
Trust Information                                  15
 Management of the Trust                           15
 Distribution of Shares                            16
 Administration of the Fund                        17
Shareholder Information                            17
 Voting Rights                                     17
Tax Information                                    18
 Federal Income Tax                                18
 State and Local Taxes                             19
Performance Information                            19
Financial Highlights-Income Shares                 20
Financial Statements                               21
Independent Auditors' Report                       32
Addresses                                          33



Summary of Fund Expenses
                                 CLASS A SHARES
                        SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)(1)
                                                          4.50%
Maximum Sales Charge Imposed on Reinvested Dividends
 (as a percentage of offering price)                       None
Contingent Deferred Sales Charge (as a percentage of original purchase
 price or redemption proceeds, as applicable)(2)          0.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)         None
Exchange Fee                                               None
                           ANNUAL OPERATING EXPENSES
                    (As a percentage of average net assets)
Management Fee (after waiver)(3)                          0.17%
12b-1 Fee(4)                                              0.00%
Total Other Expenses                                      0.58%
 Shareholder Services Fee (after waiver)(5)          0.23%
   Total Operating Expenses(6)                            0.75%
(1) The maximum sales charge imposed on purchases for the fiscal year ended August 31, 1996 was 3.00%. Effective November 1, 1996, the maximum sales charge has been increased to 4.50%
(2) Shareholders who purchased shares with the proceeds of a redemption of shares of an unaffiliated investment company purchased or redeemed with a sales charge and not distributed by Federated Securities Corp. may be charged a contingent deferred sales charge of 0.50% for redemptions made within one year of purchase. See ``Contingent Deferred Sales Charge.''
(3) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.


(4) The class did not pay or accrue 12b-1 fees during the fiscal year ended August 31, 1996. The class has no present intention of paying or accruing the 12b-1 fee during the fiscal year ending August 31, 1997. If the class were paying or accruing the 12b-1 fee, the class would be able to pay up to 0.40%
 of its average daily net assets for the 12b-1 fee. See ``Trust Information.''
(5) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholder services fee. The shareholder services provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.
(6) The total operating expenses would have been 1.00% absent the voluntary waivers of a portion of the management fee and a portion of the shareholder services fee.
  The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class A Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see `Investing in Class A Shares'' and ``Trust Information.''Wire-transferred redemptions of less than $5,000 may be subject to additional fees.
     LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGES PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.
EXAMPLE                                  1 year      3 years     5 years   10
years
You would pay the following expenses on a $1,000
 investment, assuming (1) 5% annual return;
 (2) redemption at the end of each time period;
 and (3) payment of the maximum sales charge         $52   $68   $85  $134
  THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.





Summary of Fund Expenses
                                 CLASS B SHARES
                        SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases
 (as a percentage of offering price)                       None
Maximum Sales Charge Imposed on Reinvested Dividends
 (as a percentage of offering price)                       None
Contingent Deferred Sales Charge
 (as a percentage of original purchase
 price or redemption proceeds, as applicable)(1)          5.50%
Redemption Fee (as a percentage of amount redeemed,
 if applicable)                                            None
Exchange Fee                                               None
                           ANNUAL OPERATING EXPENSES
               (As a percentage of projected average net assets)*
Management Fee (after waiver)(2)                          0.18%
12b-1 Fee                                                 0.75%
Total Other Expenses                                      0.57%
 Shareholder Services Fee                            0.25%
   Total Operating Expenses(3)(4)                         1.50%
(1) The contingent deferred sales charge is 5.50% in the first year declining to 1.00% in the sixth year and 0.00% thereafter. (See ``Contingent Deferred Sales Charge'').


(2) The estimated management fee has been reduced to reflect the anticipated voluntary waiver of a portion of the management fee. The advisor can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.
(3) Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.
(4) The total operating expenses are estimated to be 1.72% absent the anticipated voluntary waiver of a portion of the management fee.

 *Total Class B Shares operating expenses are estimated based on average expenses expected to be incurred during the period ending August 31, 1997. During the course of this period, expenses may be more or less than the average amount shown.
  The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class B Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see `Investing in Class B Shares'' and ``Trust Information.''Wire-transferred redemptions of less than $5,000 may be subject to additional fees.
     LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGES PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.
EXAMPLE                                  1 year            3 years
You would pay the following expenses on a $1,000
investment, assuming (1) 5% annual return;
(2) redemption at the end of each time period; and
(3) payment of the maximum sales charge.       $72         $92
You would pay the following expenses on the
same investment, assuming no redemption               $15                 $47


  THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE IS BASED ON ESTIMATED DATA FOR THE FISCAL YEAR ENDING AUGUST 31, 1997.



Federated Pennsylvania Municipal Income Fund
(formerly, Pennsylvania Muncipal Income Fund)
Financial Highlights - Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
Reference is made to the Independent Auditors' Report on page 32.

                                    Year Ended August 31,
                          1996   1995   1994  1993  1992  1991(a)
NET ASSET VALUE, BEGINNING OF PERIOD    $11.23$10.94$11.68       $10.93  $10.44
     $10.00
Income from investment operations
 Net investment income    0.65   .65    .60   0.60  0.627 0.588
 Net realized and unrealized gain
 (loss) on investments    0.12   .027   (0.75)0.75  0.493 0.456
 Total from investment operations0.77   0.92  (0.15)1.35  1.120  1.044
Less distributions
 Distributions from net investment
 income                   (0.65) (0.63) (0.59)(0.60)(0.627)      (0.588)
 Distributions in excess of net
 investment income        --     --     --    --    (0.003)(c)(0.016)(c)
 Total distributions      (0.65) (0.63) (0.59)(0.60)(0.630)      (0.604)
NET ASSET VALUE, END OF PERIOD   $11.35 $11.23$10.94$11.68       $10.93  $10.44


Total return(b)           6.99%  8.76%  (1.34%)     12.71%       11.06%  10.60%
Ratios to Average Net Assets
 Expenses                 0.75%  0.75%  0.75% 0.83% 0.73% 0.26(e)
 Net investment income    5.73%  5.92%  5.27% 5.33% 5.88% 6.45 (e)
 Expense waiver/reimbusement(d)  0.25%  0.28% 0.45% 0.70% 0.97%  1.24%(e)
Supplemental data
 Net assets, end of period
 (000 omitted)            $84,116       $83,722     $85,860      $69,947 $48,261
 $31,067
Portfolio Turnover        23%    59%    17%   0%    0%    10%

(a)  Reflects operations for the period from October 11, 1990
(date of initial public investment) to August 31, 1991.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principals. These distributions do not represent a return of capital for federal income tax purposes.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(e)  Computed on an annualized basis.


(See Notes which are integral part of the Financial Statements)
Further Information above the Fund's performance is contained in the Fund's annual report for the fiscal year ended August 31, 1996, which can be obtained free of charge.

General Information

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 6, 1990. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to the Fund, as of the date of this prospectus, the Board of Trustees (the `Trustees'') has established two classes of shares, known as Class A Shares and Class B Shares (individually and collectively as the context requires, `Shares'').
Shares of the Fund are designed for customers of financial institutions such as banks, fiduciaries, investment advisers, and broker/dealers as a convenient means of accumulating an interest in a professionally managed, non-diversified portfolio investing primarily in Pennsylvania Municipal Securities. The minimum initial investment is $1,000 for Class A Shares and $1,500 for Class B Shares. The Fund is not likely to be a suitable investment for non-Pennsylvania taxpayers or retirement plans since Pennsylvania Municipal Securities are not likely to produce competitive after tax yields for such persons and entities when compared to other investments.

    The Fund's current net asset value and offering price may be found in the mutual funds section of local newspapers under `Federated'' and the appropriate class designation listing.


Investment Information
INVESTMENT OBJECTIVE
The investment objective of the Fund is to provide current income which is exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and the personal income taxes imposed by the Commonwealth of Pennsylvania. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.
The Fund invests its assets so at least 80% of its annual interest income is exempt from federal regular income tax and the Commonwealth of Pennsylvania personal income taxes. Interest income of the Fund that is exempt from the income taxes described above retains its exempt status when distributed to the Fund's shareholders. However, income distributed by the Fund may not necessarily be exempt from state or municipal taxes in states other than Pennsylvania. INVESTMENT POLICIES
The Fund pursues its investment objective by investing in a portfolio of Pennsylvania Municipal Securities. Unless indicated otherwise, the investment policies of the Fund may be changed by the Trustees without approval of shareholders. Shareholders will be notified before any material changes in these policies become effective.
ACCEPTABLE INVESTMENTS. The securities in which the Fund invests include:
   o obligations issued by or on behalf of the Commonwealth of Pennsylvania, its political subdivisions, or agencies;
   o debt obligations of any state, territory, or possession of the United States, or any political subdivision of any of these; and


   o participation interests, as described below, in any of the above obligations, the interest from which is, in the opinion of bond counsel for the issuers or in the opinion of officers of the Fund and/or the investment adviser to the Fund, exempt from both federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania. At least 80% of the value of the Fund's total assets will be invested in Pennsylvania Municipal Securities.
The prices of fixed income securities fluctuate inversely to the direction of interest rates.
CHARACTERISTICS. The securities which the Fund buys are investment grade bonds rated, at the time of purchase, Aaa, Aa, A, or Baa by Moody's Investors Service, Inc. (`Moody's'') or AAA, AA, A, or BBB by Standard & Poor's Ratings Group (`S&P'') or Fitch Investors Service, Inc. (``Fitch''). In certain cases the Fund's investment adviser may choose bonds which are unrated if it determines that such bonds are of comparable quality or have similar characteristics to the investment grade bonds described above. If the Fund purchases an investment grade bond, and the rating of such bond is subsequently downgraded so that the bond is no longer classified as investment grade, the Fund is not required to drop the bond from the portfolio, but will consider whether such action is appropriate. Bonds rated `BBB'' by S&P or Fitch or ``Baa'' by Moody's have speculative characteristics. Changes in economic or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. A description of the rating categories is contained in the Appendix to the Statement of Additional Information.


PARTICIPATION INTERESTS. The Fund may purchase participation interests from financial institutions such as commercial banks, savings associations, and insurance companies. These participation interests give the Fund an undivided interest in Pennsylvania Municipal Securities. The financial institutions from which the Fund purchases participation interests frequently provide or secure irrevocable letters of credit or guarantees to assure that the participation interests are of high quality. The Trustees will determine that participation interests meet the prescribed quality standards for the Fund.
VARIABLE RATE MUNICIPAL SECURITIES. Some of the Pennsylvania Municipal Securities which the Fund purchases may have variable interest rates. Variable interest rates are ordinarily based on a published interest rate, interest rate index, or a similar standard, such as the 91-day U.S. Treasury bill rate. Many variable rate municipal securities are subject to payment of principal on demand by the Fund in not more than seven days. All variable rate municipal securities will meet the quality standards for the Fund. The Fund's investment adviser has been instructed by the Trustees to monitor the pricing, quality, and liquidity of the variable rate municipal securities, including participation interests held by the Fund on the basis of published financial information and reports of the rating agencies and other analytical services.
MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract or a participation certificate on any of the above. Lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. In the event of failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.



RESTRICTED AND ILLIQUID SECURITIES. As a matter of fundamental policy, the Fund may invest up to 10% of its net assets in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restriction upon resale under federal securities laws. As a matter of operating policy which may be changed by the Trustees without shareholder approval, the Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, to 15% of its net assets.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete the transaction may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the investment adviser deems it appropriate to do so. In addition, the Fund may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.


TEMPORARY INVESTMENTS. The Fund invests its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and the Commonwealth of Pennsylvania personal income taxes. However, from time to time when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in short-term non-Pennsylvania municipal tax-exempt obligations or taxable temporary investments. These temporary investments include: notes issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; other debt securities; commercial paper; certificates of deposit of banks; and repurchase agreements (arrangements in which the organization selling the Fund a bond or temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price). There are no rating requirements applicable to temporary investments. However, the investment adviser will limit temporary investments to those rated within the investment grade categories described under `Acceptable Investments-Characteristics''(if rated) or those which the investment adviser judges to have the same characteristics as such investment grade securities (if unrated). Although the Fund is permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal regular income tax or the Commonwealth of Pennsylvania personal income taxes.
PENNSYLVANIA MUNICIPAL SECURITIES
Pennsylvania Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.


Pennsylvania Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.
The two principal classifications of municipal securities are `general obligation''and ``revenue'' bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. However, interest on and principal of revenue bonds are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.


INVESTMENT RISKS
Yields on Pennsylvania Municipal Securities depend on a variety of factors, including, but not limited to: the general conditions of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, any adverse economic conditions or developments affecting the Commonwealth of Pennsylvania or its municipalities could impact the Fund's portfolio. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Pennsylvania Municipal Securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due. Investing in Pennsylvania Municipal Securities which meet the Fund's quality standards may not be possible if the Commonwealth of Pennsylvania or its municipalities do not maintain their current credit ratings. In addition, any Pennsylvania constitutional amendments, legislative measures, executive orders, administrative regulations, and voter initiatives could result in adverse consequences affecting Pennsylvania Municipal Securities.
A further discussion of the risks of a portfolio which invests largely in Pennsylvania Municipal Securities is contained in the Statement of Additional Information.
NON-DIVERSIFICATION
The Fund is a non-diversified investment portfolio. As such, there is no limit on the percentage of assets which can be invested in any single issuer. An investment in the Fund, therefore, will entail greater risk than would exist in a diversified portfolio of securities because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.


The Fund intends to comply with Subchapter M of the Internal Revenue Code of 1986, as amended (the `Code''). This undertaking requires that at the end of each quarter of the taxable year: (a) with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer and (b) no more than 25% of its total assets are invested in the securities of a single issuer.
INVESTMENT LIMITATIONS
The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of total assets to secure such borrowings.
In order to pass-through to investors the tax-free income from the Fund for purposes of the Commonwealth of Pennsylvania personal income taxes, the Fund will invest in securities for income earnings rather than trading for profit. The Fund will not vary its investments, except to: (i) eliminate unsafe investments and investments not consistent with the preservation of the capital or the tax status of the investments of the Fund; (ii) honor redemption orders, meet anticipated redemption requirements, and negate gains from discount purchases; (iii) reinvest the earnings from securities in like securities; or
(iv) defray normal administrative expenses (the `Pennsylvania Investment Restrictions'). Legislation enacted in December 1993, eliminates the necessity of the Pennsylvania Investment Restrictions.

The above investment limitations cannot be changed without shareholder approval. The following limitation, however, can be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.


Expenses of the Fund
Holders of Shares pay their allocable portion of Trust and portfolio expenses. The Trust expenses for which holders of Shares pay their allocable portion include, but are not limited to: the cost of organizing the Trust and continuing its existence; registering the Trust with federal and state securities authorities; Trustees' fees; auditor's fees; the cost of meetings of Trustees; legal fees of the Trust; association membership dues; and such non-recurring and extraordinary items as may arise from time to time.
The portfolio expenses for which holders of Shares pay their allocable portion include, but are not limited to: registering the portfolio and Shares of the portfolio; investment advisory services; taxes and commissions; custodian fees; insurance premiums; auditors' fees; and such non-recurring and extraordinary items as may arise from time to time.
At present, the only expenses which are allocated specifically to Class A Shares as a class are expenses under the Trust's Shareholder Services Plan, and the only expenses which are allocated specifically to Class B Shares as a class are expenses under the Trust's Shareholder Services Plan and Distribution Plan. However, the Trustees reserve the right to allocate certain other expenses to holders of Shares as they deem appropriate ("Class Expenses"). In any case, Class Expenses would be limited to: distribution fees; transfer agent fees as identified by the transfer agent as attributable to holders of Shares; fees under the Trust's Shareholder Services Plan; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; registration fees paid to the Securities and Exchange Commission and to state securities commissions; expenses related to administrative personnel and services as required to support holders of Shares; legal fees relating solely to Shares; and Trustees' fees incurred as a result of issues relating solely to Shares.


Net Asset Value
The Fund's net asset value per Share fluctuates. The net asset value for Shares is determined by adding the interest of each class of Shares in the market value of all securities and other assets of the Fund, subtracting the interest of each class of Shares in the liabilities of the Fund and those attributable to each class of Shares, and dividing the remainder by the total number of each class of Shares outstanding. The net asset value for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.
The net asset value of each class of Shares of the Fund is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; or (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
Investing in the Fund
The Fund offers investors two classes of shares that carry either a sales charge and/or a contingent deferred sales charge and which bear different levels of expenses.


CLASS A SHARES. An investor who purchases Class A Shares pays a maximum sales charge of 4.50% at the time of purchase. Certain purchases of Class A Shares are not subject to a sales charge. See "Investing in Class A Shares." As a result, Class A Shares are not subject to any charges when they are redeemed (except for special programs offered under "Purchases with Proceeds From Redemptions of Unaffiliated Investment Companies"). Certain purchases of Class A Shares qualify for reduced sales charges. See "Reducing or Eliminating the Sales Charge." Class A Shares have no conversion feature.
CLASS B SHARES. Class B Shares are sold without an initial sales charge, but are subject to a contingent deferred sales charge of up to 5.50% if redeemed within six full years following purchase. Class B Shares also bear a 12b-1 fee while Class A Shares do not bear such a fee. Class B Shares will automatically convert into Class A Shares, based on relative net asset value, on or around the fifteenth of the month, eight full years after the purchase date. Class B Shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made, but (until conversion) will have a higher expense ratio and pay lower dividends than Class A Shares due to the 12b-1 fee. HOW TO PURCHASE SHARES
Shares of the Fund are sold on days on which the New York Stock Exchange is open for business. Shares of the Fund may be purchased through a financial institution (such as a bank or broker/dealer) which has a sales agreement with the distributor, or directly from the distributor with a minimum initial investment of $1,000 for Class A shares and $1,500 for Class B Shares. Additional investments can be made for as little as $100. (Financial institutions may impose different minimum investment requirements on their customers).


In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before Shares can be purchased.


THROUGH A FINANCIAL INSTITUTION. An investor may call his financial institution (such as a bank or broker/dealer) to place an order to purchase Shares. Orders through a financial institution are considered received when the Fund is notified of the purchase order. Purchase orders through a financial institution must be received by the financial institution before 4:00 p.m. (Eastern time) and must be transmitted by the financial institution to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly.

DIRECTLY FROM THE DISTRIBUTOR. An investor may place an order to purchase Shares directly from the distributor once an account has been established. To do so: complete and sign the new account form available from the Fund; enclose a check made payable to Federated Pennsylvania Municipal Income Fund-and designate Class A Shares or Class B Shares; and mail both to Federated Pennsylvania Municipal Income Fund, P.O. Box 8600, Boston, MA 02266-8600.

The order is considered received after the check is converted by the transfer agent's bank, State Street Bank and Trust Company (`State Street Bank''), into federal funds. This is generally the next business day after State Street Bank receives the check.



To purchase Shares directly from Federated Securities Corp. by Federal Reserve wire once an account has been established, call the Fund. All information needed will be taken over the telephone, and the order is considered received when State Street Bank receives payment by wire. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to: Federated Pennsylvania Municipal Income Fund-and designate Class A Shares or Class B Shares; (Fund Number-this number can be found on the account statement or by contacting the Fund); Account Number; Trade Date and Order Number; Group Number or Dealer Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement. INVESTING IN CLASS A SHARES
Class A Shares are sold at their net asset value, less any applicable sales charge, next determined after an order is received:

                   Sales Charge asSales Charge asDealer Concession
                    a Percentagea Percentageas a Percentage
                      of Publicof Net Amount  of Public
Amount of TransactionOffering PriceInvestedOffering Price
Less than $100,000      4.50%       4.71%       4.00%
$100,000 but less than $250,000     3.75%       3.90%  3.25%
$250,000 but less than $500,000     2.50%       2.56%  2.25%
$500,000 but less than $1 million   2.00%       2.04%  1.80%
$1 million or greater   0.00%       0.00%       0.25%*
* See sub-section entitled `Dealer Concession.''



No sales charge is imposed for Class A Shares purchased through financial intermediaries that do not receive a reallowance of a sales charge. However, investors who purchase Class A Shares through a trust department, investment adviser, or other financial intermediary may be charged a service or other fee by the financial intermediary. Additionally, no sales charge is imposed on shareholders designated as Liberty Life Members or on Class A Shares purchased through `wrap accounts'' or similar programs under which clients pay a fee for services.
DEALER CONCESSION. For sales of Class A Shares, the distributor will normally offer to pay dealers up to 90% of the applicable sales charge. Any portion of the sales charge which is not paid to a dealer will be retained by the distributor. However, the distributor may offer to pay dealers up to 100% of the sales charge retained by it. Such payments may take the form of cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. In some instances, these incentives will be made available only to dealers whose employees have sold or may sell a significant amount of Class A Shares. On purchases of $1 million or more, the investor pays no sales charge; however, the distributor will make twelve monthly payments to the dealer totaling 0.25% of the public offering price over the first year following the purchase. Such payments are based on the original purchase price of Class A Shares outstanding at each month end.
The sales charge for Class A Shares sold other than through registered broker/dealers will be retained by Federated Securities Corp. Federated Securities Corp. may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the initiation of customer accounts and purchases of Class A Shares.


ELIMINATING/REDUCING THE SALES CHARGE
The sales charge can be reduced or eliminated on the purchase of Class A Shares through:
   o quantity discounts and accumulated purchases;
   o signing a 13-month letter of intent;
   o using the reinvestment privilege;
   o concurrent purchases; or
   o purchases with proceeds from redemptions of unaffiliated investment companies.
QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES. As shown in the table on the previous page, larger purchases reduce the sales charge paid. The Fund will combine purchases made on the same day by the investor, his spouse, and his children under age 21 when it calculates the sales charge.
If an additional purchase of Class A Shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns Class A Shares having a current value at the public offering price of $90,000 and he purchases $10,000 more at the current public offering price, the sales charge on the additional purchase according to the schedule now in effect would be 3.75%, not 4.50%.
To receive the sales charge reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the purchase is made that Class A Shares are already owned or that purchases are being combined. The Fund will reduce the sales charge effective as of the date on which the Fund confirms the previous purchases (which under normal circumstances, would be the date on which the Fund received the notice from the shareholder that Class A Shares are already owned.)


LETTER OF INTENT. If a shareholder intends to purchase a specific dollar amount of Class A Shares over the next 13 months, the sales charge may be reduced if the shareholder signs a letter of intent to that effect. For example, if a shareholder intends to purchase at least $100,000 in Class A Shares, the letter of intent shall include a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the custodian to hold 4.50% of the total amount intended to be purchased in escrow (in Class A Shares) until such purchase is completed.
The applicable portion of the 4.50% held in escrow will be applied to the shareholder's account at the end of the 13-month period unless the amount specified in the letter of intent is not purchased. In this event, an appropriate number of escrowed Class A Shares may be redeemed in order to realize the difference in the sales charge.
This letter of intent will not obligate the shareholder to purchase Class A Shares, but if he does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. This letter may be dated as of a prior date to include any purchases made within the past 90 days towards the dollar fulfillment of the letter of intent. Prior trade prices will not be adjusted.
REINVESTMENT PRIVILEGE. If Class A Shares have been redeemed, the shareholder has a one-time right, within 120 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his Class A Shares, there may be tax consequences.


CONCURRENT PURCHASES. For purposes of qualifying for a sales charge elimination, a shareholder has the privilege of combining concurrent purchases of Class A Shares of two or more funds for which affiliates of Federated Investors serve as investment advisers or principal underwriter (the `Federated Funds''), the purchase prices of which include a sales charge. For example, if a shareholder concurrently invested $80,000 in one of the other Class A Shares of the Federated Funds and $20,000 in Class A Shares of the Fund the sales charge would be reduced. To receive this sales charge elimination, Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the concurrent purchases are made. The Fund will eliminate the sales charge after it confirms the purchases.
PURCHASES WITH PROCEEDS FROM REDEMPTIONS OF UNAFFILIATED INVESTMENT COMPANIES. Investors may purchase Class A Shares at net asset value, without a sales charge, with the proceeds from the redemption of shares of an investment company which was sold with a sales charge or commission and was not distributed by Federated Securities Corp. The purchase must be made within 60 days of the redemption, and Federated Securities Corp. must be notified by the investor in writing, or by his financial institution, at the time the purchase is made. From time to time, the Fund may offer dealers a payment of .50 of 1% for Class A Shares purchased under this program. If Class A Shares are purchased in this manner, Fund purchases will be subject to a contingent deferred sales charge for one year from the date of purchase.
INVESTING IN CLASS B SHARES
Class B Shares are sold at their net asset value next determined after an order is received. While Class B Shares are sold without an initial sales charge, under certain circumstances described under "Contingent Deferred Sales Charge-- Class B Shares," a contingent deferred sales charge may be applied by the distributor at the time Class B Shares are redeemed.


CONVERSION OF CLASS B SHARES. Class B Shares will automatically convert into Class A Shares on or around the fifteenth of the month eight full years after the purchase date, except as noted below, and may no longer be subject to a distribution services fee (see "Distribution of Shares"). Such conversion will be on the basis of the relative net asset values per share, without the imposition of any sales charge, fee, or other charge. Class B Shares acquired by exchange from Class B Shares of another fund in the Federated Funds will convert into Class A Shares based on the time of the initial purchase. For purposes of conversion to Class A Shares, Shares purchased through the reinvestment of dividends and distributions paid on Class B Shares will be considered to be held in a separate sub-account. Each time any Class B Shares in the shareholder's account (other than those in the sub-account) convert to Class A Shares, an equal pro rata portion of the Class B Shares in the sub-account will also convert to Class A Shares. The conversion of Class B Shares to Class A Shares is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that such conversions will not constitute taxable events for federal tax purposes. There can be no assurance that such ruling or opinion will be available, and the conversion of Class B Shares to Class A Shares will not occur if such ruling or opinion is not available. In such event, Class B Shares would continue to be subject to higher expenses than Class A Shares for an indefinite period.
Orders for $250,000 or more of Class B Shares will automatically be invested in Class A Shares.


SYSTEMATIC INVESTMENT PROGRAM
Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Shares at the net asset value next determined after an order is received by Federated Shareholder Services Company, plus any applicable sales charge. A shareholder may apply for participation in this program through his financial institution.

CERTIFICATES AND CONFIRMATIONS
As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested in writing to the transfer agent.
Detailed confirmations of each purchase and redemption are sent to each shareholder. Monthly confirmations are sent to report dividends paid during that month.
DIVIDENDS AND DISTRIBUTIONS
Dividends are declared and paid monthly to all shareholders invested in the Fund on the record date. Distributions of any net realized long-term capital gains will be made at least once every twelve months. Dividends and distributions are automatically reinvested in additional Shares on payment dates at the ex-dividend date net asset value without a sales charge, unless shareholders request cash payments on the new account form or by writing to Federated Shareholder Services Company. All shareholders on the record date are entitled to the dividend.
Exchange Privilege



CLASS A SHARES. Class A shareholders may exchange all or some of their Class A Shares of the Fund for Class A Shares of other Federated Funds at net asset value. Neither the Fund nor any of the Federated Funds imposes any additional fees on exchanges. Shareholders in certain other Federated Funds may exchange all or some of their shares for Class A Shares of the Fund.
Please contact your financial institution directly or Federated Securities Corp. at 1-800-341-7400 for more information on and prospectuses for the Federated Funds into which your Class A Shares may be exchanged free of charge. Shareholders of Class A Shares who have been designated Liberty Life Members are exempt from sales charges on future purchases in and exchanges between the Class A Shares of any Federated Fund, as long as they maintain a $500 balance in one of the Federated Funds. Instructions for exchanging Class A Shares must be given in writing by the shareholder. Written instructions may require a signature guarantee.
CLASS B SHARES. Class B shareholders may exchange all or some of their Class B Shares of the Fund for Class B Shares of other funds in the Federated Funds. (Not all funds in the Federated Funds currently offer Class B Shares. Contact your financial institution regarding the availability of other Class B Shares in the Federated Funds.) Exchanges are made at net asset value without being assessed a contingent deferred sales charge on the exchanged Class B Shares. In determining the applicability of the contingent deferred sales charge, the required holding period for your new Class B Shares received through an exchange will include the period for which your original Class B Shares were held. For more information, see "Contingent Deferred Sales Charge."


REQUIREMENTS FOR EXCHANGE
Shareholders using this privilege must exchange shares having a net asset value equal to the minimum investment requirements of the fund into which the exchange is being made. Before the exchange, the shareholder must receive the prospectus of the fund into which the exchange is being made. Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and the proceeds invested in shares of the other fund. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.

TAX CONSEQUENCES
An exercise of the exchange privilege is treated as a sale for federal income tax purposes. Depending upon circumstances, a capital gain or loss may be realized.
MAKING AN EXCHANGE
Instructions for exchanges for the Federated Funds may be given in writing or by telephone. Written instructions may require a signature guarantee. Shareholders of the Fund may have difficulty in making exchanges by telephone through brokers and other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his broker or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail to: Federated Shareholder Services Company, 1099 Hingham Street, Rockland, Massachusetts 02370-3317.

Shareholders who desire to automatically exchange Shares of a predetermined amount on a monthly, quarterly, annual, or other periodic basis may take advantage of a systematic exchange privilege. Further information on these exchange privileges is available by calling Federated Securities Corp. or your financial institution.



TELEPHONE INSTRUCTIONS. Telephone instructions made by the investor may be carried out only if a telephone authorization form completed by the investor is on file with the Fund. If the instructions are given by a broker, a telephone authorization form completed by the broker must be on file with the Fund. Shares may be exchanged between two funds by telephone only if the two funds have identical shareholder registrations. Telephone exchange instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Any Fund shares held in certificate form cannot be exchanged by telephone, but must be forwarded to Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600, and deposited to the shareholder's account before being exchanged. Telephone instructions will be processed as of 4:00 p.m. (Eastern time) and must be received by the Fund before that time for shares to be exchanged the same day. Shareholders exchanging into a fund will not receive any dividend that is payable to shareholders of record on that date. This privilege may be modified or terminated at any time.

How to Redeem Shares
The Fund redeems Shares at their net asset value, less any applicable contingent deferred sales charge, next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemptions can be made through a financial institution or directly from the Fund. Redemption requests must be received in proper form.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as `By Mail,'' should be considered.


THROUGH A FINANCIAL INSTITUTION
A shareholder may redeem Shares by calling his financial institution (such as a bank or a broker/dealer) to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the financial institution. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions to the Fund. The financial institution may charge customary fees and commissions for this service.
DIRECTLY FROM THE FUND
BY TELEPHONE. Shareholders who have not purchased through a financial institution may redeem their Shares of the Fund by telephoning Federated Shareholder Services Company. The proceeds will be mailed to the shareholder's address of record or wire transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System, normally within one business day, but in no event longer than seven days after the request. The minimum amount for a wire transfer is $1,000. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.
An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


BY MAIL. Any shareholder may redeem Shares by sending a written request to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.
The written request should state: Fund Name and the Class designation; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the Shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed. Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, Trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other `eligible guarantor institution,''as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.
The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.
CONTINGENT DEFERRED SALES CHARGE

Shareholders may be subject to a contingent deferred sales charge upon redemption of their Shares under the following circumstances:


CLASS A SHARES. Class A Shares purchased under a periodic special offering with the proceeds of a redemption of shares of an unaffiliated investment company purchased or redeemed with a sales charge and not distributed by Federated Securities Corp. may be charged a contingent deferred sales charge of .50% for redemptions made within one full year of purchase. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed Class A Shares at the time of purchase or the net asset value of the redeemed Class A Shares at the time of the redemption.
CLASS B SHARES. Shareholders redeeming Class B Shares from their Fund accounts within six full years of the purchase date of those Class B Shares will be charged a contingent deferred sales charge by the Fund's distributor. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed Class B Shares at the time of purchase or the net asset value of the redeemed Class B Shares at the time of redemption in accordance with the following schedule:
                              Contingent
Year of Redemption                 Deferred
After Purchase                     Sales Charge
First                              5.50%
Second                             4.75%
Third                              4.00%
Fourth                             3.00%
Fifth                              2.00%
Sixth                              1.00%
Seventh and thereafter                  0.00%


CLASS A SHARES AND CLASS B SHARES. The contingent deferred sales charge will be deducted from the redemption proceeds otherwise payable to the shareholders and will be retained by the distributor. The contingent deferred sales charge will not be imposed with respect to: (1) Shares acquired through the reinvestment of dividends or distributions of long-term capital gains; and (2) Shares held for more than six full years from the date of purchase with respect to Class B Shares and one full year from the date of purchase with respect to applicable Class A Shares. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. In computing the amount of the applicable contingent deferred sales charge, redemptions are deemed to have occurred in the following order:
(1) Shares acquired through the reinvestment of dividends and long-term capital gains; (2) Shares held for more six full years from the date of purchase with respect to Class B Shares and more than one full year from the date of purchase with respect to applicable Class A Shares; and (3) Shares held for fewer than six years with respect to Class B Shares and less than one full year from the date of purchase with respect to applicable Class A Shares on a first-in, first-out basis. A contingent deferred sales charge is not assessed in connection with an exchange of Fund Shares for Shares of Federated Funds in the same class (see `Exchange Privilege''). Any contingent deferred sales charge imposed at the time the exchanged-for Shares are redeemed is calculated as if the shareholder had held the shares from the date on which he became a shareholder of the exchanged-from Shares. Moreover, the contingent deferred sales charge will be eliminated with respect to certain redemptions (see `Elimination of Contingent Deferred Sales Charge').
ELIMINATION OF CONTINGENT DEFERRED SALES CHARGE
A contingent deferred sales charge will not be charged in connection with exchanges of Class A Shares of the Fund for Class A Shares in other Federated Funds.


With respect to Class B Shares, the contingent deferred sales charge will be eliminated with respect to the following redemptions: (1) redemptions following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder; (2) redemptions representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70 1/2; (3) involuntary redemptions by the Fund of Class B Shares in shareholder accounts that do not comply with the minimum balance requirements; and (4) qualifying redemptions of Class B Shares under a Systematic Withdrawal Program. To qualify for elimination of the contingent deferred sales charge through a Systematic Withdrawal Program, the redemptions of Class B Shares must be from an account: that is at least 12 months old, has all Fund distributions reinvested in Fund Shares, and has a value of at least $10,000 when the Systematic Withdrawal Program is established. Qualifying redemptions may not exceed 1.00% monthly of the account value as periodically determined by the Fund. For more information regarding the elimination of the contingent deferred sales charge through a Systematic Withdrawal Program contact your financial institution or the Fund. No contingent deferred sales charge will be imposed on redemptions of Class B Shares held by Trustees, employees and sales representatives of the Fund, the distributor, or affiliates of the Fund or distributor, and their immediate family members; employees of any financial institution that sells Class B Shares of the Fund pursuant to a sales agreement with the distributor; and spouses and children under the age of 21 of the aforementioned persons. Finally, no contingent deferred sales charge will be imposed on the redemption of Class B Shares originally purchased through a bank trust department, an investment adviser registered under the Investment Advisers Act of 1940 or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or any other financial institution, to the extent that no payments were advanced for purchases made through such entities. The Fund reserves the right to discontinue or modify the elimination of the contingent deferred sales charge. Shareholders will be notified of a discontinuation. Any Class B Shares purchased prior to the termination of such waiver would have the contingent deferred sales charge eliminated as provided in the Fund's prospectus at the time of the purchase of the Class B Shares. If a shareholder making a redemption qualifies for an elimination of the contingent deferred sales charge, the shareholder must notify Federated Securities Corp. or the transfer agent in writing that the shareholder is entitled to such elimination.
SYSTEMATIC WITHDRAWAL PROGRAM
Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Shareholders may redeem by periodic withdrawal payments in a minimum amount of $100. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Shares, and the fluctuation of the net asset value of Shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through his financial institution. Due to the fact that Class A Shares are sold with a sales charge, it is not advisable for shareholders to be purchasing Class A Shares while participating in this program.



ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $1,000. This requirement does not apply, however, if the balance falls below $1,000 because of changes in the Fund's net asset value. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.
Trust Information
MANAGEMENT OF THE TRUST
BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Trustee's responsibilities between meetings of the Board.
INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by Federated Advisers, the Fund's investment adviser (the `Adviser''), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.


Both the Trust and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violation of the codes are subject to review by the Trustees, and could result in severe penalties.

   ADVISORY FEES. The Fund's Adviser receives an annual investment advisory fee equal to .40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee or reimburse the Fund for certain operating expenses. The Adviser can terminate this voluntary waiver or reimbursement of expenses at any time in its sole discretion.


   ADVISER'S BACKGROUND. Federated Advisers, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940, as amended. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son,
   J. Christopher Donahue, who is President and Trustee of Federated Investors.



   Federated Advisers and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $76 billion invested across more than 338 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.

   J. Scott Albrecht has been the Fund's portfolio manager since March, 1995. Mr. Albrecht joined Federated Investors in 1989 and has been a Vice President of the Fund's investment adviser since October, 1994. From 1992 to 1994, Mr. Albrecht served as an Assistant Vice President of the Fund's investment adviser. In 1991, Mr. Albrecht acted as an investment analyst. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

DISTRIBUTION OF SHARES
Federated Securities Corp. is the principal distributor for Shares of the Fund. Federated Securities Corp. is located at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.


The distributor will pay dealers an amount equal to 5.5% of the net asset value of Class B Shares purchased by their clients or customers. These payments will be made directly by the distributor from its assets, and will not be made from the assets of the Fund. Dealers may voluntarily waive receipt of all or any portion of these payments. The distributor may pay a portion of the distribution fee discussed below to financial institutions that waive all or any portion of the advance payments.
DISTRIBUTION PLAN AND SHAREHOLDER SERVICES. Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the `Distribution Plan''), the Fund may pay to the distributor an amount, computed at an annual rate of 0.40% of the average daily net asset value of Class A Shares and 0.75% of the average daily net asset value of Class B Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution related support services as agents for their clients or customers. With respect to Class B Shares, because distribution fees to be paid by the Fund to the distributor may not exceed an annual rate of .75% of Class B Shares' average daily net assets, it will take the distributor a number of years to recoup the expenses it has incurred for its sales services and distribution-related support services pursuant to the Plan.


The Distribution Plan is a compensation-type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amount or may earn a profit from future payments made by the Fund under the Distribution Plan.
In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of both Class A Shares and Class B Shares, computed at an annual rate, to obtain certain personal services for shareholders and for the maintenance of shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.
SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. Federated Securities Corp. may pay financial institutions, at the time of purchase of Class A Shares, an amount equal to .50% of the net asset value of Class A Shares purchased by their clients or customers under certain qualified retirement plans as approved by Federated Securities Corp. (Such payments are subject to a reclaim from the financial institution should the assets leave the program within 12 months after purchase.)


Furthermore, with respect to both Class A Shares and Class B Shares, in addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance may be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Adviser or its affiliates.

ADMINISTRATION OF THE FUND
ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Trust. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors as specified below:
  Maximum        Average Aggregate
Administrative FeeDaily Net Assets
   0.150%    on the first $250 million
   0.125%    on the next $250 million
   0.100%    on the next $250 million
   0.075%on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee. Shareholder Information
VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights except that in matters affecting only a particular fund, only shares of that fund are entitled to vote.
As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances. Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of all series of the Trust entitled to vote.
Tax Information
FEDERAL INCOME TAX
The Fund will pay no federal income tax because it expects to meet requirements of the Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.



Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain `private activity'' bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax for corporations.
The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain `tax preference'' items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.
Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income. These tax consequences apply whether dividends are received in cash or as additional shares. Information on the tax status of dividends and distributions is provided annually.

STATE AND LOCAL TAXES

In the opinion of Houston, Donnelly & Meck, counsel to the Fund, Fund Shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.
Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.


PENNSYLVANIA TAXES. Under existing Pennsylvania laws, distributions made by the Fund derived from interest on obligations free from state taxation in Pennsylvania are not subject to Pennsylvania personal income taxes. Distributions made by the Fund will be subject to Pennsylvania personal income taxes to the extent that they are derived from gain realize by the Fund from the sale or exchange of otherwise tax-exempt obligations.

Performance Information

From time to time, the Fund advertises the total return, yield, and tax-equivalent yield for each class of shares.
Total return represents the change, over a specific period of time, in the value of an investment in Shares after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.
The yield of Shares is calculated by dividing the net investment income per Share (as defined by the SEC) earned by each class of shares over a thirty-day period by the maximum offering price per share of each class of shares on the last day of the period. This number is then annualized using semi-annual compounding. The tax-equivalent yield of each class of shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that each class of shares would have had to earn to equal its actual yield, assuming a specific tax rate. The yield and the tax-equivalent yield do not necessarily reflect income actually earned by each class of shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
The performance information reflects the effect of the maximum sales charge and other similar non-recurring charges, such as the contingent deferred sales charge, which, if excluded, would increase the total return, yield, and tax-equivalent yield.


Total return and yield will be calculated separately for Class A Shares and Class B Shares.
From time to time, advertisements for Class A Shares and Class B Shares of the Fund may refer to ratings, rankings and other information in certain financial publications and/or compare the performance of Class A Shares and Class B Shares to certain indices.



Federated Pennsylvania Municipal Income Fund
(formerly, Pennsylvania Municipal Income Fund)
Financial Highlights-Income Shares
(For a share outstanding throughout each period)
Reference is made to the Independent Auditors' Report on page 34.
                                          Year Ended August 31,
                                          1995(a) 1994   1993(b)
Net asset value, beginning of period     $10.85  $11.68 $11.43
Income from investment operations
 Net investment income                     0.19    0.51   0.09
 Net realized and unrealized gain (loss) on investments  (1.00)  (0.75)    0.21
 Total from investment operations         (0.81)  (0.24)  0.30
Less distributions
 Distributions from net investment income (0.15)  (0.51) (0.05)
 Distributions in excess of net investment income  -       (0.08)(e)  -
 Total distributions                      (0.15)  (0.59) (0.05)
Net asset value, end of period           $ 9.89  $10.85 $11.68
Total return(c)                           (8.00%) (2.13%) 1.20%
Ratios to average net assets
 Expenses                                  1.18%(f)1.50%  1.48%(f)


 Net investment income                     5.38%(f)4.62%  6.13%(f)
 Expense waiver/reimbursement(d)           0.26%(f)0.45%  0.60%(f)
Supplemental data
 Net assets, end of period (000 omitted)     -  $8,982 $2,419
 Portfolio turnover                         59%     17%     0%
(a) Reflects operations for the period from September 1, 1994 to November 18, 1994 (date Income Shares ceased operations).
(b)Reflects operations for the period from July 29, 1993 (date of initial public investment) to August 31, 1993.
(c)Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(d)This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(e)Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.
(f)                            Computed on an annualized basis.
(See Notes which are an integral part of the Financial Statements)
Further information about the Fund's performance is contained in the Fund's annual report for the fiscal year ended August 31, 1996, which can be obtained free of charge.




Federated Pennsylvania Municipal Income Fund
(formerly, Pennsylvania Municipal Income Fund)
Portfolio of Investments
August 31, 1996
Principal                                       Credit
Amountvi                                      v Rating*v Value
Long-Term Municipals-97.2%
         Pennsylvania-97.2%
$2,000,000                   Allegheny County, PA HDA, Health & Education
         Revenue Bonds, 7.00% (Rehabilitation Institute of
         Pittsburgh)/(Original Issue Yield: 7.132%), 6/1/2022BBB      $
                                              2,027,100
2,325,000Allegheny County, PA HDA, Revenue Refunding Bonds,
         6.875% (Children's Hospital of Pittsburgh)/(MBIA INS)/
         (Original Issue Yield: 7.061%), 7/1/2014AAA    2,467,337
465,000  Allegheny County, PA Residential Finance Agency, SFM
         Revenue Bonds (Series K), 7.75% (GNMA COL), 12/1/2022Aaa
                                               489,087
775,000  Allegheny County, PA Residential Finance Agency, SFM
         Revenue Bonds (Series Q), 7.40% (GNMA COL), 12/1/2022Aaa
                                               815,548
2,060,000Allentown, PA Area Hospital Authority, Revenue Bonds
         (Series B), 6.75% (Sacred Heart Hospital of Allentown),
         11/15/2015                              BBB    2,064,326
4,250,000Bradford County, PA IDA, Solid Waste Disposal Revenue
         Bonds (Series A), 6.60% (International Paper Co.), 3/1/2019  A-
                                              4,394,713


750,000  Butler County, PA Hospital Authority, Hospital Revenue
         Bonds (Series A), 7.00% (North Hills Passavant Hospital)/
         (FSA INS), 6/1/2022                     AAA     809,798
1,750,000Delaware County, PA Authority, Hospital Revenue Bonds,
         5.30% (Crozer-Chester Medical Center)/(MBIA INS)/
         (Original Issue Yield: 5.55%), 12/15/2020AAA   1,603,630
750,000  Derry Township, PA School District, GO Bonds, 7.00%
         (United States Treasury PRF), 9/15/2009  A1     832,110
1,600,000Dormont Borough, PA, Allegheny County, UT GO Bonds
         (Series 1995), 7.00% (United States Treasury PRF)/
         (Original Issue Yield: 7.125%), 3/1/2000 (@100)BBB      1,719,872


Principal                                               Credit
                                                Amount  vi    v       Rating*
                                                  v     Value
Long-Term Municipals-continued
         Pennsylvania-continued
$2,000,000             Fayette County, PA Hospital Authority, Hospital Revenue
         Bonds (Series 1996A), 5.75% (Uniontown Hospital)/
         (Connie Lee INS)/(Original Issue Yield: 6.05%), 6/15/2015    AAA  $
                                              1,898,580
1,000,000Geisinger Authority, PA Health System, Revenue Bonds,
         7.625% (United States Treasury PRF)/(Original Issue Yield:
         7.697%), 7/1/1999 (@102)                 AA    1,101,990
1,000,000Lackawanna Trail School District, PA, UT GO Refunding
         Bonds, 6.90% (AMBAC INS), 3/15/2010       AAA  1,089,060


1,380,000Latrobe, PA Industrial Development Authority, College
         Revenue Bonds, 6.75% (St. Vincent College, PA)/(Original
         Issue Yield: 7.00%), 5/1/2024           Baa1   1,389,067
1,500,000Lebanon County, PA Good Samaritan Hospital Authority,
         Hospital Revenue Bonds, 6.00% (Good Samaritan Hospital)/ (Original Issue Yield: 6.10%), 11/15/2018BBB+ 1,395,705
1,000,000Lehigh County, PA General Purpose Authority, Hospital
         Refunding Revenue Bonds (Series 1996A), 5.75%
         (Muhlenberg Hospital Center)/(Original Issue Yield: 5.85%),
         7/15/2010                                A      975,680
2,500,000Luzerne County, PA IDA, Revenue Refunding Bonds
         (Series A), 7.00% (Pennsylvania Gas & Water Company)/
         (AMBAC INS), 12/1/2017                  AAA    2,747,100
4,000,000Lycoming County, PA Authority, Hospital Lease Revenue
         Bonds (Series B), 6.50% (Divine Providence Hospital, PA)/
         (Original Issue Yield: 6.70%), 7/1/2022  A-    4,275,440
1,000,000Monroeville, PA Hospital Authority, Hospital Refunding
         Revenue Bonds (Series 1995), 6.25% (Forbes Health System,
         PA)/(Original Issue Yield: 6.60%), 10/1/2015   BBB      983,530
4,000,000Pennsylvania EDFA, Revenue Bonds, 7.60% (Macmillan
         Bloedel LTD Partnership)/(Original Issue Yield: 7.65%),
         12/1/2020                               BBB-   4,398,080


Principal                                               Credit
                                                Amount  vi    v       Rating*
                                                  v     Value
Long-Term Municipals-continued
         Pennsylvania-continued


$8,000,000              Pennsylvania EDFA, Wastewater Treatment Revenue Bonds
         (Series A), 7.60% (Sun Co., Inc.)/(Original Issue Yield:
         7.653%), 12/1/2024                      BBB-   $8,807,840
2,290,000Pennsylvania Housing Finance Authority, SFM Revenue
         Bonds (Series 39B), 6.875%, 10/1/2024    AA    2,380,157
750,000  Pennsylvania Housing Finance Authority, SFM Revenue
         Bonds (Series 33), 6.90%, 4/1/2017       AA     785,490
1,000,000Pennsylvania Housing Finance Authority, SFM Revenue
         Bonds (Series 34-B), 7.00% (FHA GTDs), 4/1/2024AA       1,040,410
4,540,000Pennsylvania Housing Finance Authority, SFM Revenue
         Bonds (Series 28), 7.65% (FHA GTD), 10/1/2023  AA       4,774,673
2,500,000Pennsylvania Intergovernmental Coop Authority, Special
         Tax Revenue Bond, Philadelphia Funding Program, 6.75%
         (FGIC INS)/(United States Treasury PRF)/(Original Issue
         Yield: 7.13%), 6/15/2021                AAA    2,803,200
2,000,000Pennsylvania State Higher Education Facilities Authority,
         Health Services Revenue Bonds (Series A of 1996), 5.75%
         (University of Pennsylvania)/(Original Issue Yield: 6.035%),
          1/1/2022                                AA    1,949,080
1,000,000Pennsylvania State Higher Education Facilities Authority,
         Hospital Revenue Bonds (Series A), 7.25% (Allegheny
         General Hospital)/(Original Issue Yield: 7.40%), 9/1/2017    AA-
                                              1,065,760
2,000,000Pennsylvania State Higher Education Facilities Authority,
         Revenue Bonds (Series 1996), 7.20% (Thiel College),
         5/15/2026                                NR    2,000,480


4,000,000Pennsylvania State Higher Education Facilities Authority,
         Revenue Bonds (Series A), 7.375% (Medical College of Pennsylvania)/(United States Treasury PRF)/(Original Issue
         Yield: 7.45%), 3/1/2021                 AAA    4,475,720
2,000,000Pennsylvania State Higher Education Facilities Authority,
         Revenue Bonds (Series N), 5.875% (MBIA INS)/(Original
         Issue Yield: 5.913%), 6/15/2021         AAA    1,993,320


Principal                                       Credit
Amountvi                                      v Rating*v Value
Long-Term Municipals-continued
         Pennsylvania-continued
$2,000,000            Pennsylvania State Higher Education Facilities Authority,
         Revenue Bonds, 6.375% (Drexel University)/(Original Issue
         Yield: 6.415%), 5/1/2017                BBB+   $2,019,640
4,000,000Philadelphia, PA, (Series 1995A) Airport Revenue Bonds,
         6.10% (Philadelphia Airport System)/(AMBAC INS)/
         (Original Issue Yield: 6.40%), 6/15/2025AAA    3,991,480
2,500,000Scranton-Lackawanna, PA Health & Welfare Authority,
         Revenue Bonds (Series 1994-A), 7.60% (Allied Services
         Rehabilitation Hospitals, PA), 7/15/2020 NR    2,562,923
2,650,000Sharon, PA General Hospital Authority, Hospital Revenue
         Bonds, 6.875% (Sharon Regional Health System), 12/1/2022     BBB+
                                              2,659,196
1,000,000Warren County, PA Hospital Authority, Revenue Bonds
         (Series A), 7.00% (Warren General Hospital, PA)/(Original
         Issue Yield: 7.101%), 4/1/2019          BBB+   1,008,450
           Total                                       82,295,572


Short-Term Municipals-0.6%
         Pennsylvania-0.6%
500,000  Geisinger Authority, PA Health System, (Series 1992B)
         Daily VRDNs (at amortized cost)          AA     500,000
           Total Investments (identified cost $77,683,811)(a)  $ 82,295,572

Securities that are subject to alternative minimum tax represent 41.1% of the portfolio as calculated based upon total portfolio market value.
(a) The cost of investments for federal tax purposes amounts to $77,683,811. The net unrealized appreciation of investments on a federal tax basis amounts to $4,611,761 which is comprised of $4,838,788 appreciation and $227,027 depreciation at August 31, 1996.
*Please refer to the Appendix of the Statement of Additional Information for
 an explanation of the credit ratings. Current credit ratings are unaudited.
Note:     The categories of investments are shown as a percentage of net assets ($84,115,530) at August 31, 1996.

The following acronym(s) are used throughout this portfolio:
AMBAC-American Municipal Bond Assurance Corporation
COL  -Collateralized
EDFA -Economic Development Financing Authority
FGIC -Financial Guaranty Insurance Company
FHA  -Federal Housing Administration
FSA  -Financial Security Assurance
GNMA -Government National Mortgage Association
GO   -General Obligation
GTD  -Guaranty
HDA  -Hospital Development Authority
IDA  -Industrial Development Authority


INS  -Insured
LTD  -Limited
MBIA -Municipal Bond Investors Assurance
PRF  -Prerefunded
SFM  -Single Family Mortgage
UT   -Unlimited Tax
VRDNs-Variable Rate Demand Notes
(See Notes which are an integral part of the Financial Statements)


Federated Pennsylvania Municipal Income Fund
(formerly, Pennsylvania Municipal Income Fund)
Statement of Assets and Liabilities
August 31, 1996
Assets:
Total investments in securities, at value (identified and tax cost $77,683,811)
      $   82,295,572
Cash                                                      84,381
Income receivable                                       1,798,545
Receivable for shares sold                               168,137
 Total assets                                                    84,346,635
Liabilities:
Income distribution payable                      $176,401
Accrued expenses                                 54,704
 Total liabilities                                       231,105
Net Assets for 7,408,593 shares outstanding             $84,115,530
Net Assets Consist of:
Paid in capital                                                $ 81,237,429
Net unrealized appreciation of investments              4,611,761


Accumulated net realized loss on investments            (1,930,489)
Undistributed net investment income                      196,829
 Total Net Assets                                       $84,115,530
Net Asset Value and Redemption Proceeds Per Share:
($84,115,530 / 7,408,593 shares outstanding)               $11.35
Offering Price Per Share (100/97.00 of $11.35)*            $11.70

*See ``Investing In Class A Shares.''
(See Notes which are an integral part of the Financial Statements)



Federated Pennsylvania Municipal Income Fund
(formerly, Pennsylvania Municipal Income Fund)
Statement of Operations
Year Ended August 31, 1996
Investment Income:
Interest                                                 $5,530,462
Expenses:
Investment advisory fee                          $341,175
Administrative personnel and services fee        125,000
Custodian fees                                   20,600
Transfer and dividend disbursing agent fees and expenses         37,388
Directors'/Trustees' fees                         3,302
Auditing fees                                    13,772
Legal fees                                        5,061
Portfolio accounting fees                        50,654
Shareholder services fee                         213,235
Share registration costs                         14,447


Printing and postage                             18,838
Insurance premiums                                4,394
Miscellaneous                                     8,084
 Total expenses                                  855,950
Waivers and reimbursements-
 Waiver of investment advisory fee        $(195,433)
 Waiver of shareholder services fee       (17,059)
   Total waivers                                 (212,492)
     Net expenses                                        643,458
      Net investment income                              4,887,004
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments                         556,055
Net change in unrealized appreciation of investments     353,374
 Net realized and unrealized gain on investments         909,429
   Change in net assets resulting from operations        $5,796,433

(See Notes which are an integral part of the Financial Statements)


Federated Pennsylvania Municipal Income Fund
(formerly, Pennsylvania Municipal Income Fund)
Statement of Changes in Net Assets
                                             Year Ended August 31,
                                                 1996     1995
Increase (Decrease) in Net Assets:
Operations-
Net investment income/operating loss           $4,887,004      $ 5,043,454


Net realized gain (loss) on investments ($881,533 and $1,036,056, net losses, respectively, as computed for federal tax purposes)  556,055
                                               (1,957,166)
Net change in unrealized appreciation           353,374 3,480,605
 Change in net assets resulting from operations         5,796,433
                                               6,566,893
Net equalization credits (debits)-               (6,300)  (4,832)
Distributions to Shareholders-
Distributions from net investment income
Class A Shares                                 (4,846,944)       (4,814,395)
Income Shares                                         0  (83,724)
 Change in net assets resulting from distributions to shareholders
                                               (4,846,944)       (4,898,119)
Share Transactions-
Proceeds from sale of shares                   10,957,322        18,979,060
Net asset value of shares issued to shareholders in payment of
distributions declared                         3,064,9412,687,386
Cost of shares redeemed                        (14,571,991)      (34,449,869)
 Change in net assets resulting from share transactions (549,728)
                                               (12,783,423)
   Change in net assets                         393,461 (11,119,481)
Net Assets:
Beginning of period                            83,722,069        94,841,550
End of period (including undistributed net investment income of
$196,829 and $163,069, respectively)           $84,115,530     $ 83,722,069

(See Notes which are an integral part of the Financial Statements)




Federated Pennsylvania Municipal Income Fund
(formerly, Pennsylvania Municipal Income Fund)
Notes to Financial Statements
August 31, 1996
1. Organization
Municipal Securities Income Trust (the `Trust'') is registered under the Investment Company Act of 1940, as amended (the `Act'') as an open-end, management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Pennsylvania Municipal Income Fund (the `Fund''), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania. Previously, the Fund provided two classes of shares: Class A Shares and Income Shares. As of November 18, 1994, the Income Shares were no longer offered.
Shareholders approved a change in the name of the Fund as follows:
Effective Date         New Name
March 31, 1996Federated Pennsylvania Municipal Income Fund
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.


   Investment Valuations-Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.
   Investment Income, Expenses and Distributions-Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the ``Code'). Distributions to shareholders are recorded on the ex-dividend date.
   Federal Taxes-It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary. At August 31, 1996, the Fund, for federal tax purposes, had a capital loss carryforward of $1,930,489, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:
   Expiration YearExpiration Amount
      2000         $12,837
      2001         $   63
      2003         $1,036,056
      2004         $881,533


   Equalization-The Fund follows the accounting practice known as equalization. With equalization, a portion of the proceeds from sales and costs of redemptions of fund shares (equivalent, on a per share basis, to the amount of undistributed net investment income on the date of the transaction) is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of fund shares.
   When-Issued and Delayed Delivery Transactions-The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.
   Use of Estimates-The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
   Other-Investment transactions are accounted for on the trade date.
3. Shares of Beneficial Interest
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:
                                     Year Ended August 31,
                                     1996            1995
Class A Shares                  Shares Dollars   Shares Dollars
Shares sold                   965,079  $10,957,3224,627,974    $ 18,593,886


Shares issued to shareholders in
payment of distributions declared270,041       3,064,941242,874  2,621,531
Shares redeemed            (1,284,868) (14,571,991)(5,262,476)   (25,822,912)
 Net change resulting from
 share transactions           (49,748) $(549,728)(391,628)     $ (4,607,495)

                                     Year Ended August 31,
                                     1996            1995*
Income Shares                   Shares Dollars   Shares Dollars
Shares sold                     -         -     39,353  $385,174
Shares issued to shareholders in
payment of distributions declared-        -      6,434    65,855
Shares redeemed                 -         -   (873,482) (8,626,957)
 Net change resulting from
 share transactions             -         -   (827,695) $(8,175,928)

*Reflect operations for the period from September 1, 1994 to November 18, 1994
 (date Income Shares ceased operations).
4. Investment Advisory Fee and Other Transactions with Affiliates
   Investment Advisory Fee-Federated Advisers, the Fund's investment adviser, (the ``Adviser'), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets.
   The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.


   Administrative Fee-Federated Services Company (``FServ'), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Shareholder Services Fee-Under the terms of a Shareholder Services Agreement with Federated Shareholder Services (``FSS'), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for the shareholders and to maintain shareholder accounts.
   Transfer and Dividend Disbursing Agent Fees and Expenses-FServ, through its subsidiary, Federated Shareholder Services Company (``FSSC') serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.
   Portfolio Accounting Fees-FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.
   Interfund Transactions-During the period ended August 31, 1996, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $9,850,000 and $9,350,000, respectively. General-Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.


5. Investment Transactions
Purchases and sales of investments, excluding short-term securities, for the period ended August 31, 1996, were as follows:
Purchases                                            $19,063,621
Sales                                                $20,266,375

6. Concentration of Credit Risk
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at August 31, 1996, 32% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 5.4% of total investments.


Independent Auditors' Report
To the Board of Trustees of Municipal Securities Income Trust and Shareholders of Federated Pennsylvania Municipal Income Fund
(formerly, Pennsylvania Municipal Income Fund):


We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Pennsylvania Municipal Income Fund as of August 31, 1996, the related statement of operations for the years then ended, the statements of changes in net assets for the years ended August 31, 1996 and 1995, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at August 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Pennsylvania Municipal Income Fund as of August 31, 1996, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Pittsburgh, Pennsylvania
October 11, 1996




Addresses

Federated Pennsylvania Municipal Income Fund
          Class A Shares        Federated Investors Tower
          Class B Shares        Pittsburgh, Pennsylvania 15222-3779

Distributor
          Federated Securities Corp.    Federated Investors Tower
                                Pittsburgh, Pennsylvania 15222-3779
Investment Adviser
          Federated Advisers    Federated Investors Tower
                                Pittsburgh, Pennsylvania 15222-3779
Custodian
          State Street Bank and P.O. Box 8600
          Trust Company         Boston, Massachusetts 02266-8600
Transfer Agent and Dividend Disbursing Agent
          Federated Shareholder P.O. Box 8600
          Services Company      Boston, Massachusetts 02266-8600
Independent Auditors
          Deloitte & Touche LLP 2500 One PPG Place
                                Pittsburgh, Pennsylvania 15222-5401



Federated Pennsylvania Municipal Income Fund
(formerly, Pennsylvania Municipal Income Fund)
(A Portfolio of Municipal Securities Income Trust)



Class A Shares
Class B Shares

Prospectus
A Non-Diversified Portfolio of
Municipal Securities Income Trust,
An Open-End, Management
Investment Company

March 4, 1997

Cusip 625922505
Cusip
      ---------
G00577-02







                  FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND
                 (FORMERLY, PENNSYLVANIA MUNICIPAL INCOME FUND)
               (A PORTFOLIO OF MUNICIPAL SECURITIES INCOME TRUST)
                                 CLASS A SHARES
                                 CLASS B SHARES

                       STATEMENT OF ADDITIONAL INFORMATION



    This Statement of Additional Information should be read with the prospectus of Federated Pennsylvania Municipal Income Fund (the `Fund''), a portfolio of Municipal Securities Income Trust (the `Trust'') dated March 4, 1997. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.
    FEDERATED INVESTORS TOWER
    PITTSBURGH, PENNSYLVANIA 15222-3779
                          Statement dated March 4, 1997

    Federated Securities Corp. is the distributor of the Fund and is a subsidiary of Federated Investors.
    Cusip 625922505
    0090701B(3/97)



GENERAL INFORMATION ABOUT THE FUND        1

INVESTMENT OBJECTIVE AND POLICIES         1

 Acceptable Investments                   1
 When-Issued and Delayed Delivery
  Transactions                            2
 Temporary Investments                    2
 Portfolio Turnover                       3
 Investment Limitations                   3



 Pennsylvania Investment Risks            4
MUNICIPAL SECURITIES INCOME TRUST MANAGEMENT                            5

 Fund Ownership                           9
 Trustees Compensation                    9
 Trustee Liability                       10
INVESTMENT ADVISORY SERVICES             10

 Adviser to the Fund                     10
 Advisory Fees                           10
OTHER SERVICES                           10

 Fund Administration                     10
 Custodian and Portfolio Accountant      11
 Transfer Agent                          11
 Independent Auditors                    11
BROKERAGE TRANSACTIONS                   11

PURCHASING SHARES                        11


 Distribution Plan and Shareholder Services
  Agreement                              11
 Purchases by Sales Representatives,
  Trustees, and Employees                12
DETERMINING NET ASSET VALUE              12

 Valuing Municipal Bonds                 12
 Use of Amortized Cost                   12
REDEEMING SHARES                         12

 Redemption in Kind                      13
 Elimination of the Contingent Deferred
  Sales Charge (Class B Shares only)     13
 Massachusetts Partnership Law           13
TAX STATUS                               13

 The Fund's Tax Status                   13
 Shareholders' Tax Status                14
TOTAL RETURN                             14

YIELD                                    14

TAX-EQUIVALENT YIELD                     14

 Tax-Equivalency Table                   15
PERFORMANCE COMPARISONS                  16

 Economic and Market Information         16
ABOUT FEDERATED INVESTORS                16

 Mutual Fund Market                      17
 Institutional Clients                   17
 Bank Marketing                          17


 Broker/Dealers and Bank Broker/Dealer
  Subsidiaries                           17
APPENDIX                                 18






The Fund is a portfolio in Municipal Securities Income Trust. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 6, 1990. On September 16, 1992 (effective date October 31, 1992) the Board of Trustees (`Trustees'') approved changing the name of the Trust from Federated Municipal Income Trust to Municipal Securities Income Trust. On February 26, 1996, the Trustees approved changing the name of the Fund from Pennsylvania Municipal Income Fund to Federated Pennsylvania Municipal Income Fund (effective date March 31, 1996). Shares of the Fund are presently offered in two classes known as Class A Shares and Class B Shares (individually and collectively referred to as `Shares'' as the context may require). This Statement of Additional Information relates to both classes of shares.



The Fund's investment objective is to provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania. The investment objective cannot be changed without approval of shareholders.


ACCEPTABLE INVESTMENTS
The Fund invests primarily in a portfolio of municipal securities which are exempt from federal regular income tax and Pennsylvania state and local tax (`Pennsylvania Municipal Securities''). These securities include those issued by or on behalf of the Commonwealth of Pennsylvania and Pennsylvania municipalities, and those issued by states, territories and possessions of the United States which are exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania and Pennsylvania municipalities.

   CHARACTERISTICS

   The Pennsylvania Municipal Securities in which the Fund invests have the characteristics set forth in the prospectus. If a rated bond loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to drop the bond from the portfolio, but will consider doing so. If ratings made by Moody's Investors Service, Inc., Standard & Poor's Ratings Group or Fitch Investors Service, Inc. change because of changes in those organizations or in their rating systems, the Fund will try to use comparable ratings as standards in accordance with the investment policies described in the Fund's prospectus.

   TYPES OF ACCEPTABLE INVESTMENTS
   Examples of Pennsylvania Municipal Securities are:
     omunicipal notes and municipal commercial paper;
     oserial bonds sold with differing maturity dates;
     otax anticipation notes sold to finance working capital needs of municipalities;
     obond anticipation notes sold prior to the issuance of longer-term bonds;


     opre-refunded municipal bonds; and
     ogeneral obligation bonds secured by a municipality pledge of taxation. PARTICIPATION INTERESTS
   The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days).
   VARIABLE RATE MUNICIPAL SECURITIES
   Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations. Many municipal securities with variable interest rates purchased by the Fund are subject to repayment of principal (usually within seven days) on the Fund's demand. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.


   MUNICIPAL LEASES
   The Fund may purchase municipal securities in the form of participation interests which represent undivided proportional interests in lease payments by a governmental or non-profit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they became due. In the event of default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment.
   In determining the liquidity of municipal lease securities, the investment adviser, under the authority delegated by the Trustees, will base its determination on the following factors:
     owhether the lease can be terminated by the lessee:
     othe potential recovery, if any, from a sale of the leased property upon termination of the lease;
     othe lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects);
     othe likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an ``event of non-appropriation'');
     oany credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

TEMPORARY INVESTMENTS
The Fund may also invest in temporary investments during times of unusual market conditions for defensive purposes.


   REPURCHASE AGREEMENTS
   Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or certificates of deposit to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. The Fund or its custodian will take possession of the securities subject to repurchase agreements. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's investment adviser to be creditworthy pursuant to guidelines established by the Trustees.
   From time to time, such as when suitable Pennsylvania municipal bonds are not available, the Fund may invest a portion of its assets in cash. Any portion of the Fund's assets maintained in cash will reduce the amount of assets in Pennsylvania municipal bonds and thereby reduce the Fund's yield.


   REVERSE REPURCHASE AGREEMENTS
   The Fund may also enter into reverse repurchase agreements. This transaction is similar to borrowing cash. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.
   When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.
PORTFOLIO TURNOVER
The Fund may trade or dispose of portfolio securities as considered necessary to meet its investment objective. It is not anticipated that the portfolio trading engaged in by the Fund will result in its annual rate of portfolio turnover exceeding 100%. For the fiscal years ended August 31, 1996 and 1995, the portfolio turnover rates were 23% and 59%, respectively.

INVESTMENT LIMITATIONS
   SELLING SHORT AND BUYING ON MARGIN
   The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities.


   ISSUING SENIOR SECURITIES AND BORROWING MONEY
   The Fund will not issue senior securities except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.
   The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.
   PLEDGING ASSETS
   The Fund will not mortgage, pledge, or hypothecate its assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding 10% of the value of its total assets at the time of the pledge.
   UNDERWRITING
   The Fund will not underwrite any issue of securities except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
   INVESTING IN REAL ESTATE
   The Fund will not buy or sell real estate although it may invest in municipal bonds secured by real estate or interests in real estate.


   INVESTING IN COMMODITIES
   The Fund will not buy or sell commodities, commodity contracts, or commodities futures contracts.
   INVESTING IN RESTRICTED SECURITIES
   The Fund will not invest more than 10% of the value of its assets in securities subject to restrictions on resale under the Securities Act of 1933.
   LENDING CASH OR SECURITIES
   The Fund will not lend any of its assets except that it may acquire publicly or non-publicly issued municipal bonds or temporary investments or enter into repurchase agreements in accordance with its investment objective, policies, and limitations or its Declaration of Trust.
   DEALING IN PUTS AND CALLS
   The Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these.
   CONCENTRATION OF INVESTMENTS
   The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.
The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


   INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
   The Fund will not purchase securities of other investment companies except as part of a merger, consolidation, or other acquisition.

   INVESTING IN ILLIQUID SECURITIES
   The Fund will not invest more than 15% of its net assets in illiquid obligations, including certain restricted securities determined to be liquid under criteria established by the Trustees and repurchase agreements providing for settlement in more than seven days after notice, and certain restricted securities.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so in the current fiscal year.

    For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be `cash items.''


PENNSYLVANIA INVESTMENT RISKS
Yields on Pennsylvania Municipal Securities depend on a variety of factors, including: the general conditions of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, any adverse economic conditions or developments affecting the Commonwealth of Pennsylvania or its county and local governments could impact the Fund's portfolio. The Fund's concentration in securities issued by the Commonwealth of Pennsylvania and its political subdivisions provides a greater level of risk than a fund which is diversified across numerous states and municipal entities.
Pennsylvania's economic base is mature but substantial. In spite of efficiency gains owed to modernization and restructuring, the Commonwealth's dependence upon manufacturing and mining continue to leave it vulnerable to long term national economic trends. The cyclicality of the economy results in wide swings in employment and state social services spending. Recent data shows improvement in economic diversification, however, employment growth still lags the nation. Other challenges for the Commonwealth and its municipalities include slow population growth and an aging population which will pressure health care services expenditures. The Commonwealth plans to address these problems with business tax cuts, controlled social services spending and increased reserves in the event of an economic downturn. Fiscal 1996 brought a corporate net income tax cut. The rate fell from 11.99% to 9.99%. In addition, the Governor's budget hopes to build up Pennsylvania's `rainy day'' fund to as much as 3% of expenditures in coming years. The ability of the Commonwealth or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political and demographic conditions within Pennsylvania and their underlying fiscal condition.


Concerning the constitutional provisions pertaining to debt, the Commonwealth may issue tax anticipation notes for its General Fund and/or Motor License Fund. However, the aggregate amount of newly issued and outstanding tax anticipation notes is limited to a maximum of 20% of the estimated revenues of the appropriate fund for the fiscal year in which the notes are issued. The notes must mature within the fiscal year of issuance. The Commonwealth of Pennsylvania may also issue bond anticipation notes with a term not to exceed three years. The bond anticipation notes are subject to applicable statutory limitations pertaining to the issuance of bonds. The ability of the Fund to achieve its investment objective depends on the continuing ability of the issuers of Pennsylvania Municipal Securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due. Investing in Pennsylvania Municipal Securities which meet the Fund's quality standards may not be possible if the Commonwealth of Pennsylvania and its municipalities do not maintain their current credit rating. The Commonwealth is currently rated A1, AA-, and AA- by Moody's, Standard & Poor's and Fitch, respectively.



Officers and Trustees are listed with their addresses, birthdates, present positions with Municipal Securities Income Trust, and principal occupations.



John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924


Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds.


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Trustee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee


President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.





William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.


J. Christopher Donahue *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President and Trustee


President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Trustee of the
Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.






Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942
Trustee
Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.




Gregor F. Meyer
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney, Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee


Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, U.S. Space Foundation and Czech Management Center; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/Marketing/Conference Planning, Manchester Craftsmen's Guild; Restaurant Consultant, Frick Art & History Center; Conference Coordinator, University of Pittsburgh Art History Department; Director or Trustee of the Funds.





Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
President


Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President , Secretary and Treasurer


Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.


* This Trustee is deemed to be an `interested person'' as defined in the Investment Company Act of 1940.
@    Member of the Executive Committee. The Executive Committee of the Board of
Trustees handles the responsibilities of the Board between meetings of the Board.

As used in the table above, `The Funds'' and ``Funds" mean the following investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal


Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Westmark Funds; and World Investment Series, Inc.
    FUND OWNERSHIP

Officers and Trustees own less than 1% of the Fund's outstanding shares.
As of February 5, 1997, the following shareholder of record owned 5% or more of the outstanding Class A Shares of the Fund: Merrill Lynch Pierce Fenner & Smith, Jacksonville, Florida, acting in various capacities for numerous accounts, owned approximately 1,110,011.00 Class A Shares (15.17%).


TRUSTEES COMPENSATION


                      AGGREGATE


NAME ,                COMPENSATION      TOTAL COMPENSATION PAID
POSITION WITH         FROM              FROM FUND COMPLEX +
TRUST                 TRUST*#


JOHN F. DONAHUE       $ -0-             $ -0- FOR THE TRUST AND
TRUSTEE AND CHAIRMAN                    56 OTHER INVESTMENT COMPANIES IN THE
                                        FUND COMPLEX

THOMAS G. BIGLEY++    $1,243.22         $108,725 FOR THE TRUST AND
TRUSTEE                                 56 OTHER INVESTMENT COMPANIES IN THE
                                        FUND COMPLEX

JOHN T. CONROY        $1,363.10         $119,615 FOR THE TRUST AND
TRUSTEE                                 56 OTHER INVESTMENT COMPANIES IN THE
                                        FUND COMPLEX

WILLIAM J. COPELAND   $1,363.10         $119,615 FOR THE TRUST AND
TRUSTEE                                 56 OTHER INVESTMENT COMPANIES IN THE
                                        FUND COMPLEX

J. CHRISTOPHER DONAHUE$ -0-             $ -0- FOR THE TRUST AND
TRUSTEE AND EXEC. VICE PRES.                 18 OTHER INVESTMENT COMPANIES IN
                                             THE FUND COMPLEX

JAMES E. DOWD         $1,363.10         $119,615 FOR THE TRUST AND
TRUSTEE                                 56 OTHER INVESTMENT COMPANIES IN THE
                                        FUND COMPLEX


LAWRENCE D. ELLIS, M.D.                 $1,243.22 $108,725 FOR THE TRUST AND
TRUSTEE                                 56 OTHER INVESTMENT COMPANIES IN THE
                                        FUND COMPLEX

EDWARD L. FLAHERTY, JR.     $1,363.10   $119,615 FOR THE TRUST AND
TRUSTEE                                 56 OTHER INVESTMENT COMPANIES IN THE
                                        FUND COMPLEX

PETER E. MADDEN       $1,243.22         $108,725 FOR THE TRUST AND
TRUSTEE                                 56 OTHER INVESTMENT COMPANIES IN THE
                                        FUND COMPLEX

GREGOR F. MEYER       $1,243.22         $108,725 FOR THE TRUST AND
TRUSTEE                                 56 OTHER INVESTMENT COMPANIES IN THE
                                        FUND COMPLEX

JOHN E. MURRAY, JR.   $1,243.22         $108,725 FOR THE TRUST AND
TRUSTEE                                 56 OTHER INVESTMENT COMPANIES IN THE
                                        FUND COMPLEX

WESLEY W. POSVAR      $1,243.22         $108,725 FOR THE TRUST AND
TRUSTEE                                 56 OTHER INVESTMENT COMPANIES IN THE
                                        FUND COMPLEX

MARJORIE P. SMUTS     $1,243.22         $108,725 FOR THE TRUST AND
TRUSTEE                                 56 OTHER INVESTMENT COMPANIES IN THE
                                        FUND COMPLEX





*Information is furnished for the fiscal year ended August 31, 1996.
#The aggregate compensation is provided for the Trust which is comprised of five portfolios.
+The information is provided for the last calendar year.
++Mr Bigley served on 39 investment companies in the Federated funds Complex from January 1 through
September 30, 1995. On October 1, 1995, he was appointed a Trustee on 15 additional Federated funds.

TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.


ADVISER TO THE FUND
The Fund's investment adviser is Federated Advisers (the `Adviser''). It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.
The Adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.


ADVISORY FEES
For its advisory services, the Advisers receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended August 31, 1996, 1995, and 1994, the Adviser earned $341,175, $341,354, and $394,564, respectively, of which $195,433, $222,052, and $394,564, respectively, were voluntarily waived.




FUND ADMINISTRATION
Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994, to March 1, 1996, Federated Administrative Services served as the Fund's Administrator. Prior to March 1, 1994, Federated Administrative Services, Inc. served as the Fund's Administrator. Both former Administrators are subsidiaries of Federated Investors. For purposes of this Statement of Additional Information, Federated Services Company, Federated Administrative Services, and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the "Administrators". For the fiscal years ended August 31, 1996, 1995 and 1994, the Administrators collectively earned $125,000, $134,042 and $247,255, respectively.

CUSTODIAN AND PORTFOLIO ACCOUNTANT
State Street Bank and Trust Company (`State Street Bank''), Boston, Massachusetts, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, Pennsylvania, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments.


TRANSFER AGENT
Federated Services Company, through it registered transfer agent, Federated Shareholder Services Company, Boston, Massachusetts, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS
The independent auditors for the Fund are Deloitte & Touche LLP, Pittsburgh, Pennsylvania.


When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those that are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or by its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended August 31, 1996, 1995 and 1994, the Fund paid no brokerage commissions. Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.





Except under certain circumstances described in the prospectus, Shares are sold at their net asset value (plus a sales charge on Class A Shares only) on days the New York Stock Exchange is open for business. The procedure for purchasing shares is explained in the prospectus under `How to Purchase Shares.''


DISTRIBUTION PLAN AND SHAREHOLDER SERVICES AGREEMENT
These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.
By adopting the Distribution Plan, the Trustees expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.


Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

For the fiscal years ended August 31, 1996, 1995 and 1994, payments in the amount of $0, $8,482 and $49,274, respectively, were made by Class A Shares pursuant to the Distribution Plan, none of which were waived. In addition, for the fiscal year ended August 31, 1996, the Fund's Class A Shares paid shareholder service fees in the amount of $213,235, of which $17,059 were waived.

PURCHASES BY SALES REPRESENTATIVES, TRUSTEES, AND EMPLOYEES
Trustees, employees, and sales representatives of the Fund, Federated Advisers, and Federated Securities Corp. or their affiliates and their immediate family members, or any investment dealer who has a sales agreement with Federated Securities Corp., and their spouses and children under 21, may buy Class A Shares at net asset value without a sales charge. Class A Shares may also be sold without a sales charge to trusts or pension or profit-sharing plans for these persons. These sales are made with the purchaser's written assurance that the purchase is for investment purposes and that the securities will not be resold except through redemption by the Fund."



Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in the prospectus.


VALUING MUNICIPAL BONDS
The Trustees use an independent pricing service to determine the market value of municipal bonds. The independent pricing service takes into consideration yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data it considers relevant in determining valuations for normal institutional size trading units of debt securities, and does not rely exclusively on quoted prices.

USE OF AMORTIZED COST
The Trustees have decided that the fair value of debt securities authorized to be purchased by the Fund with remaining maturities of 60 days or less at the time of purchase, shall be their amortized cost value, unless the particular circumstances of the security indicate otherwise. Under this method, portfolio instruments and assets are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Executive Committee continually assesses this method of valuation and recommends changes where necessary to assure that the Fund's portfolio instruments are valued at their fair value as determined in good faith by the Trustees.



The Fund redeems Shares at the next computed net asset value, less any applicable contingent deferred sales charge, after the Fund receives the redemption request. Redemption procedures and contingent deferred sales charges are explained in the prospectus under `How to Redeem Shares.'' Although the Fund does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.


Class B Shares redeemed within one to six years of purchase and applicable Class A Shares redeemed within one year of purchase may be subject to a contingent deferred sales charge. The amount of the contingent deferred sales charge is based upon the amount of the administrative fee paid at the time of purchase by the distributor to the financial institution for services rendered, and the length of time the investor remains a shareholder in the Fund. Should financial institutions elect to receive an amount less than the administrative fee that is stated in the prospectus for servicing a particular shareholder, the contingent deferred sales charge and/or holding period for that particular shareholder will be reduced accordingly.


REDEMPTION IN KIND
The Trust is obligated to redeem Shares solely in cash up to $250,000 or 1% of the net asset value of the respective class, whichever is less, for any one shareholder within a 90-day period.
Any redemption beyond this amount will also be in cash unless the Trustees determine that further cash payments will have a material adverse effect on remaining shareholders. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way that net asset value is determined. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.
Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transactions costs.



ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE (CLASS B SHARES ONLY)
The amounts that a shareholder may withdraw under a Systematic Withdrawal Program that qualify for elimination of the Contingent Deferred Sales Charge may not exceed 12% annually with reference initially to the value of the Class B Shares upon establishment of the Systematic Withdrawal Program and then as calculated at the annual valuation date. Redemptions on a qualifying Systematic Withdrawal Program can be made at a rate of 1.00% monthly, 3.00% quarterly, or 6.00% semi-annually with reference to the applicable account valuation amount. Amounts that exceed the 12.00% annual limit for redemption, as described, may be subject to the Contingent Deferred Sales Charge. To the extent that a shareholder exchanges Class B Shares for Class B Shares of other Federated Funds, the time for which the exchanged-for Class B Shares are to be held will be added to the time for which exchanged-from Class B Shares were held for purposes of satisfying the 12 month holding requirement. However, for purposes of meeting the $10,000 minimum account value requirement, Class B Share accounts will not be aggregated.


MASSACHUSETTS PARTNERSHIP LAW
Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust on behalf of the Fund. To protect shareholders of the Fund, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders of the Fund for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument that the Trust or its Trustees enter into or sign on behalf of the Fund.


In the unlikely event a shareholder of the Fund is held personally liable for the Trust's obligations on behalf of the Fund, the Trust is required to use the property of the Fund to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder of the Fund for any act or obligation of the Trust on behalf of the Fund. Therefore, financial loss resulting from liability as a shareholder of the Fund will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from the assets of the Fund.


THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
o derive less than 30% of its gross income from the sale of securities held less than three months;
o    invest in securities within certain statutory limits; and
o distribute to its shareholders at least 90% of its net income earned during the year.




SHAREHOLDERS' TAX STATUS
   CAPITAL GAINS
   Capital gains or losses may be realized by the Fund on the sale of portfolio securities and as a result of discounts from par value on securities held to maturity. Sales would generally be made because of:
     othe availability of higher relative yields;
     odifferentials in market values;
     onew investment opportunities;
     ochanges in creditworthiness of an issuer; or oan attempt to preserve gains or limit losses.
   Distributions of long-term capital gains are taxed as such, whether they are taken in cash or reinvested, and regardless of the length of time the shareholder has owned the shares. Any loss by a shareholder on Fund shares held for less than six months and sold after a capital gains distribution will be treated as a long-term capital loss to the extent of the capital gains distribution.


The Fund's average annual total return for Class A Shares for the fiscal year ended August 31, 1996, and for the period from October 11, 1990 (date of initial public investment) to August 31, 1996, were 3.75% and 7.64%, respectively.


The Fund's average annual total return for each class of shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional shares, assuming a monthly reinvestment of all dividends and distributions. Any applicable contingent deferred sales charge is deducted from the ending value of the investment based on the lesser of the original purchase price or the offering price of shares redeemed.




The Fund's yield for Class A Shares for the thirty-day period ended August 31, 1996 was 5.11%.


The yield for each class of shares of the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by any class of shares over a thirty-day period by the maximum offering price per Share of the respective class on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by any class of shares because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in any class of shares of the Fund, performance will be reduced for those shareholders paying those fees.




The Fund's tax-equivalent yield for Class A Shares for the thirty-day period ended August 31, 1996 was 7.38%.
The tax-equivalent yield for each class of shares of the Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that any class would have had to earn to equal its actual yield, assuming a state and federal tax rate of 30.80% and assuming that income is 100% tax-exempt.





TAX-EQUIVALENCY TABLE
The Fund may also use a tax-equivalency table in advertising and sales literature. The interest earned by the municipal obligations in the Fund's portfolio generally remains free from federal regular income tax* and is free from the income taxes imposed by the State of Pennsylvania. As the table below indicates, a `tax-free'' investment is an attractive choice for investors, particularly in times of narrow spreads between "tax-free" and taxable yields.

                           TAXABLE YIELD EQUIVALENT FOR 1997

                             STATE OF PENNSYLVANIA

                  COMBINED FEDERAL AND STATE INCOME TAX BRACKET:
              17.80%  30.80%     33.80%      38.80%     42.40%



    JOINT        $1- $41,201-   $99,601-   $151,751-     OVER
    RETURN    41,200  99,600    151,750     271,050    $271,050

    SINGLE       $1- $24,651-   $59,751-   $124,651-     OVER
    RETURN    24,650  59,750    124,650     271,050    $271,050



TAX-EXEMPT
YIELD                    TAXABLE YIELD EQUIVALENT


     1.50%     1.82%    2.17%     2.27%      2.45%       2.60%
     2.00%     2.43%    2.89%     3.02%      3.27%       3.47%
     2.50%     3.04%    3.61%     3.78%      4.08%       4.34%
     3.00%     3.65%    4.34%     4.53%      4.90%       5.21%
     3.50%     4.26%    5.06%     5.29%      5.72%       6.08%
     4.00%     4.87%    5.78%     6.04%      6.54%       6.94%
     4.50%     5.47%    6.50%     6.80%      7.35%       7.81%
     5.00%     6.08%    7.23%     7.55%      8.17%       8.68%
     5.50%     6.69%    7.95%     8.31%      8.99%       9.55%
     6.00%     7.30%    8.67%     9.06%      9.80%      10.42%

    Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

    The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Shares.
    *Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.





The performance of each class of shares depends upon such variables as:


o    portfolio quality;


o    average portfolio maturity;
o    type of instruments in which the portfolio is invested;
o    changes in interest rates and market value of portfolio securities;
o    changes in the Fund's class expenses; and
o    various other factors.
The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return. Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

o LEHMAN BROTHERS REVENUE BOND INDEX is a total return performance benchmark for the long-term, investment grade, revenue bond market. Returns and attributes for the index are calculated semi-monthly.
o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the `general municipal bond funds''category in advertising and sales literature.
o MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUES. MUTUAL FUND VALUES rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.


Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specific period of time.
Advertisements may quote performance information which does not reflect the effect of the sales charge.
Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION
Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.


Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.


The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.

In the municipal sector, as of December 31, 1996, Federated Investors managed 12 bond funds with approximately $2.0 billion in assets and 21 money market funds with approximately $9.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

J. Thomas Madden, Executive Vice President, oversees Federated's equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated's domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated's international portfolios.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.*

Federated Investors, through it subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:


INSTITUTIONAL CLIENTS
Federated meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to theses institutional clients is headed by John B. Fisher, President, Institutional Sales Division.


BANK MARKETING
Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated mutual funds are available to consumers through major brokerage firms nationwide -- we have over 2,200 broker/dealer and bank broker/dealer relationships across the country -- supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high rankings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.









*source:  Investment Company Institute




STANDARD & POOR'S RATINGS GROUP("S&P") MUNICIPAL BOND RATINGS
AAA--Debt rated `AAA'' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
AA--Debt rated `AA'' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated `A'' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB--Debt rated `BBB'' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
NR--Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.


PLUS (+) OR MINUS (-): The ratings from `AA'' to ``CCC'' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") MUNICIPAL BOND RATINGS
AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as `gilt edged.''Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA--Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
NR--Not rated by Moody's.


Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate or municipal bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.
FITCH INVESTORS SERVICE, INC. ("FITCH") LONG-TERM DEBT RATINGS
AAA--Bonds considered to be investment grade and of very high quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated `AAA.'' Because bonds rated in the ``AAA'' and `AA'' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.
A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.
NR--NR indicates that Fitch does not rate the specific issue.
PLUS (+) OR MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the `AAA'' category.


STANDARD & POOR'S RATINGS GROUP MUNICIPAL NOTE RATINGS
SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.
SP-2--Satisfactory capacity to pay principal and interest.
MOODY'S INVESTORS SERVICE, INC. SHORT-TERM LOAN RATINGS
MIG1/VMIG1--This designation denotes best quality. There is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.
MIG2/VMIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.
FITCH INVESTORS SERVICE, INC. SHORT-TERM DEBT RATINGS
F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F-1+ and F-1 categories.
Standard & Poor's Ratings Group Commercial Paper Ratings
A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.
A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high for issues designated A-1.
MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS


P-1--Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity. P-2--Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.




PART C. OTHER INFORMATION.

Item 24.  Financial Statements and Exhibits:
      (a) Financial Statements: Filed in Part A.
      (b) Exhibits:
          (1)  (i)  Paper Copy of Declaration of Trust of the Registrant
                    (1);
               (ii) Paper Copy of Amendment No. 1 (dated August 26, 1991)
                    to Declaration of Trust (5);
              (iii) Conformed Copy of Amendment No. 2 (dated August 6,
                    1990) to the Declaration of Trust (6);


               (iv) Conformed Copy of Amendment No. 3 (dated August 31,
                    1992) to the Declaration of Trust (8);
                (v) Conformed Copy of Amendment No. 4 (dated September 17,
                    1992) to the Declaration of Trust (8);
               (vi) Conformed Copy of Amendment No. 5 (dated February 4,
                    1993) to the Declaration of Trust (10);
              (vii) Conformed Copy of Amendment No. 6 (dated May 24, 1993)
                    to the Declaration of Trust; (13)
          (2)  Copy of By-Laws of the Registrant (1);
          (3)  Not applicable;
          (4)  Copy of Specimen Certificate for Shares of Beneficial
               Interest for:
                (i) Federated Pennsylvania Municipal Income Fund-Class A
                    Shares; (19)
               (ii) Federated Ohio Municipal Income Fund-Class F Shares;
                    (19)
              (iii) Federated California Municipal Income Fund-Class F
                    Shares; (19)
               (iv) Federated New York Municipal Income Fund-Class F
                    Shares; (19)
                (v) Federated Michigan Intermediate Municipal Trust; (19)

+    All exhibits are filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed August 31, 1990. (File Nos. 33-36729 and 811-6165)


5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 4 on Form N-1A filed on October 28, 1991. (File Nos. 33-36729 and 811-6165)
6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed on January 24, 1992. (File Nos. 33-36729 and 811-6165)
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed on September 25, 1992. (File Nos. 33-36729 and 811-6165)
10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed on March 24, 1993. (File Nos. 33-36729 and 811-6165)
13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed on July 2, 1993, (File Nos. 33-36729 and 811-6165)
19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed on October 23, 1996, (File Nos. 33-36729 and 811-6165)


          (5)  Copy of new Investment Advisory Contract of the
               Registrant (8);
                (i) Copy of Amendment to Investment Advisory Contract (12)
               (ii) Conformed Copies of Amendments to Investment Advisory
                    Contract (14);
              (iii) Conformed Copies of Amendments to Investment Advisory
                    Contract (14);
          (6)  Copy of Distributor's Contract of the Registrant (8);
                (i) Copy of Amendment to Distributor's Contract (12);


               (ii) Conformed copy of Amendment to Distributor's Contract
                    (14);
              (iii) The Registrant incorporates the conformed copy of the specimen Mutual Fund Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement filed with the Commission on July 24, 1995. (File Number 33-38550 and 811-6269).
          (7)  Not applicable;
          (8)  Conformed Copy of Custodian Contract of the
               Registrant (18);
          (9) (i) Conformed Copy of Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement; (19)
              (ii)  Conformed Copy of Shareholder
                    Services Agreement(17);
             (iii) With regard to Federated California Municipal Income Fund and Federated New York Municipal Income Fund, the Registrant hereby incorporates the conformed copy of the Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from Item 24(b)(9)(iii) of the Federated GNMA Trust
                    Registration Statement on Form N-1A, filed with the Commission on March 25, 1996. (File Nos. 2-75670 and 811-3375).
              (iv) The response and exhibits described in Item 24(b)(6)(iii) are hereby incorporated by reference;


+    All exhibits are filed electronically.

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed on September 25, 1992. (File Nos. 33-36729 and 811-6165)
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed on May 17, 1993. (File Nos. 33-36729 and 811-6165)
14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed on October 28, 1993. (File Nos. 33-36729 and 811-6165)
17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed on December 30, 1994. (File Nos. 33-36729 and 811-6165)
18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed on October 30, 1995. (File Nos. 33-36729 and 811-6165)
19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed on October 23, 1996, (File Nos. 33-36729 and 811-6165)



         (10) Conformed Copy of Opinion and Consent of Counsel as to the legality of shares being registered (1);
         (11)  Conformed Copy of Consent of Independent Auditors;+
         (12)  Not applicable;
         (13)  Conformed Copy of Initial Capital Understanding (1);
         (14)  Not applicable;


         (15)   (i) Copy of Distribution Plan (12);
               (ii) Copy of 12b-1 Agreement (8);
             (iii)  The response and exhibits described in Item
                    24(b)(6)(iii) are hereby incorporated by reference;
         (16) Copy of Schedule for Computation of Fund Performance Data for:
                (i) Ohio Municipal Income Fund (18);
               (ii) Pennsylvania Municipal Income Fund (18);
              (iii) California Municipal Income Fund (11);
               (iv) New York Municipal Income Fund (11);
                (v) Michigan Municipal Income Fund (11);
         (17)  Copy of Financial Data Schedules;+
         (18)  Not applicable.
         (19)  Conformed Copy of Power of Attorney; (19)

Item 25.  Persons Controlled by or Under Common Control with Registrant

          None


+    All exhibits are filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed August 31, 1990. (File Nos. 33-36729 and 811-6165)
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed on September 25, 1992. (File Nos. 33-36729 and 811-6165)


11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed on April 28, 1993. (File Nos. 33-36729 and 811-6165)
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed on May 17, 1993. (File Nos. 33-36729 and 811-6165)
18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed on October 30, 1995. (File Nos. 33-36729 and 811-6165)
19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed on October 23, 1996, (File Nos. 33-36729 and 811-6165)


Item 26.  Number of Holders of Securities:

                                        Number of Record Holders
          Title of Class                 as of February 5, 1997
          Shares of
          beneficial interest

          Federated California Municipal Income Fund   326
          Federated Michigan Municipal Income Trust312
          Federated New York Municipal Income Fund395
          Federated Ohio Municipal Income Fund 1,659
          Federated Pennsylvania Municipal Income
           Fund (Class A Shares)               2,024

Item 27.  Indemnification: (1)



Item 28.  Business and Other Connections of Investment Adviser:

          For a description of the other business of the investment adviser, see the section entitled `Municipal Securities Income Trust Information - Management of Municipal Securities Income Trust''in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under `Municipal Securities Income Trust Management." The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson, (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware, 19947.

          The remaining Officers of the investment adviser are: William P. Dawson, III, Henry A Franzen, J. Thomas Madden and Mark L. Mallon, Executive Vice Presidents; Peter R. Anderson, Drew J. Collins, Jonathan C Conley, Deborah A. Cunningham, Mark Durbiano,
          J. Alan Minteer and Mary Jo Ochson, Christopher H. Wiles, Senior Vice Presidents; J. Scott Albrecht, Joseph M. Balestrino, Randall
          S. Bauer, David F. Belton, Christine A. Bosio, David A. Briggs Kenneth J. Cody, Alexandre de Bethmann, Michael J. Donnelly, Michael P. Donnelly, Linda A. Duessel, Kathleen Foody-Malus, Thomas M. Franks, Edward C. Gonzales, James E. Grefenstette, Susan R. Hill, Stephen A. Keen, Robert M. Kowit, Mark S. Kopinski, Jeff A. Kozemchak, Marian R. Marinack, Sandra L. McInerney, Susan M. Nason, Robert J. Ostrowski, Charles A. Ritter, Scott B. Schermerhorn, Frank Semack, Aash M. Shah,


          William F. Stotz, Tracy P. Stouffer, Edward J. Tiedge, Paige M. Wilhelm, Jolanta M. Wysocka, Vice Presidents; Thomas R. Donahue, Treasurer; and Stephen A. Keen, Secretary. The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, PA 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.



1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed August 31, 1990. (File Nos. 33-36729 and 811-6165)



Item 29.     Principal Underwriters:

       (a) Federated Securities Corp., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies:

             111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; BayFunds; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.;


             Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Biltmore Funds; The Biltmore Municipal Funds; The Monitor Funds; The Planters Funds; The


             Starburst Funds; The Starburst Funds II; The Virtus Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; andWorld Investment Series, Inc.

             Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.


          (b)

       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Richard B. Fisher         Director, Chairman, Chief    President
Federated Investors Tower Executive Officer, Chief
Pittsburgh, PA 15222-3779 Operating Officer, Asst.
                          Secretary, and Asst.
                          Treasurer, Federated
                          Securities Corp.

Edward C. Gonzales        Director, Executive ViceExecutive Vice
Federated Investors Tower President, Federated,   President
Pittsburgh, PA 15222-3779 Securities Corp.


Thomas R. Donahue         Director, Assistant Secretary,
Federated Investors Tower Assistant Treasurer
Pittsburgh, PA 15222-3779 Federated Securities Corp

John B. Fisher            President-Institutional Sales,    --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz             President-Broker/Dealer,     --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer        Executive Vice President of       --
Federated Investors Tower Bank/Trust, Federated
Pittsburgh, PA 15222-3779 Securities Corp.

Mark W. Bloss             Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher          Senior Vice President,       --


Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton         Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon               Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Solon A. Person, IV       Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


Timothy C. Pillion        Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman           Vice President, Secretary,        --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis  Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Dale R. Browne            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.    Vice President,              --


Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen         Vice President,              --
Federated Investors Tower Federated Securites Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


       (1)                      (2)                   (3)


Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Mark D. Fisher            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy         Vice President,              --


Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Steven A. La Versa        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. O'Brien        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III      Vice President,              --
Federated Investors Tower Federated Securities Corp.


Pittsburgh, PA 15222-3779

Robert F. Phillips        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Eugene B. Reed            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart        Vice President,              --


Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard Suder             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jamie M. Teschner         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski     Vice President,              --
Federated Investors Tower Federated Securities Corp.


Pittsburgh, PA 15222-3779

Michael P. Wolff          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek           Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings      Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


J. Timothy Radcliff       Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley             Treasurer,                   --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt           Assistant Secretary,         --


Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

   (c)  Not applicable.

Item 30.  Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                      Federated Investors Tower
                                Pittsburgh, PA  15222-3779

Federated Shareholder Services Company  P.O. Box 8600
(`Transfer Agent and Dividend   Boston, MA 02266-8600
Disbursing Agent')

Federated Services Company      Federated Investors Tower
(`Administrator'')              Pittsburgh, PA  15222-3779

Federated Advisers              Federated Investors Tower
(`Adviser'')                    Pittsburgh, PA  15222-3779

State Street Bank and Trust Company     P.O. Box 8600
(`Custodian'')                  Boston, MA 02266-8600

Item 31.  Management Services:


          Not applicable.

Item 32.  Undertakings:

          Registrant hereby undertakes to comply with the provisions of
          Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

          Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.



                                SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, MUNICIPAL SECURITIES INCOME TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 12th day of February, 1997.

                     MUNICIPAL SECURITIES INCOME TRUST

               BY: /s/ S. Elliott Cohan


               S. Elliott Cohan, Assistant Secretary
               Attorney in Fact for John F. Donahue
               February 12, 1997

   Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

   NAME                       TITLE                         DATE

By:/s/ S. Elliott Cohan
   S. Elliott Cohan         Attorney In Fact      February 12, 1997
   ASSISTANT SECRETARY      For the Persons
                            Listed Below

   NAME                       TITLE

John F. Donahue*            Chairman and Trustee
                            (Chief Executive Officer)

Richard B. Fisher*          President

J. Christopher Donahue*     Executive Vice President
                            and Trustee

John W. McGonigle *         Treasurer and Executive
                            Vice President
                            (Principal Financial and
                            Accounting Officer)



Thomas G. Bigley*           Trustee

John T. Conroy, Jr.*        Trustee

William J. Copeland*        Trustee

James E. Dowd*              Trustee

Lawrence D. Ellis, M.D.*    Trustee

Edward L. Flaherty, Jr.*    Trustee

Peter E. Madden*            Trustee

Gregor F. Meyer*            Trustee

John E. Murray, Jr.*        Trustee

Wesley W. Posvar*           Trustee

Majorie P. Smuts*           Trustee